John Hancock

                          Large Cap Equity
--------------------------------------------------------------------------------
                                      FUND
--------------------------
          SEMI
         ANNUAL
         REPORT
--------------------------

                   6.30.02

                                      Sign up for electronic delivery at
                                      www.jhancock.com/funds/edelivery

                              [JOHN HANCOCK LOGO]
                              -------------------
                              JOHN HANCOCK FUNDS

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[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]
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-------------------------
WELCOME
-------------------------

  Table of contents
-------------------------
  Your fund at a glance
  page 1
-------------------------
  Managers' report
  page 2
-------------------------
  A look at performance
  page 6
-------------------------
  Growth of $10,000
  page 7
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  Fund's investments
  page 8
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  Financial statements
  page 11
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  For your information
  page 25
-------------------------

Dear Fellow Shareholders,

The first half of 2002 has been an extremely difficult period for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly. In the first six months of 2002, the broad Standard & Poor's 500 Index is down 13%, the Dow Jones Industrial Average is off 7% and the technology-laden Nasdaq Composite Index has fallen 25%. Investors in equity mutual funds have been unable to escape the market's descent, as 89% of all U.S. diversified equity funds have produced negative results in the first six months of 2002, according to Lipper, Inc., and the average equity fund has lost 11.67%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/s/Maureen R. Ford,
-------------------
Chairman and Chief Executive Officer

----------------------------
YOUR FUND AT A GLANCE
----------------------------

The fund seeks long-term capital appreciation by investing primarily in stocks of large-capitalization companies believed to be undervalued.

Over the last six months

o The U.S. economy began to recover, fueled by continued strong consumer spending.

o     Stock prices slid further, as investors lost confidence in corporate
      America.

o The Fund significantly reduced its investment in technology, telecommunications and media stocks.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Large Cap Equity Fund". Under the heading is a note that reads "Fund performance for the six months ended June 30, 2002." The chart is scaled in increments of 10% with -30% at the bottom and 0% at the top. The first bar represents the -27.17% total return for Class A. The second bar represents the -27.44% total return for Class B. The third bar represents the -27.44% total return for Class C. The fourth bar represents the -27.00% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]
--------------------------------------------------------------------------------

Top 10 holdings

4.7%  Ambac Financial Group
4.0%  Citigroup
3.9%  Gillette
3.8%  Pharmacia
3.4%  Pfizer
3.3%  McDonald's
3.2%  Exxon Mobil
3.1%  Liberty Media Corp. (Class A)
3.1%  American International Group
3.0%  Merck

As a percentage of net assets on June 30, 2002.

----------------------------
MANAGERS' REPORT
----------------------------

By Paul J. Berlinguet, Robert J. Uek, CFA, Roger C. Hamilton, and James S. Yu, CFA, Portfolio Managers

John Hancock

Large Cap Equity Fund

"The stock market struggled during the first half of 2002..."

Paul J. Berlinguet and Robert J. Uek recently joined the portfolio management team. Mr. Berlinguet has been with John Hancock for one year, before which he was at Baring America Asset Management. Mr. Uek has been at John Hancock for four years. They are also members of the management teams for John Hancock Large Cap Growth Fund and John Hancock Mid Cap Growth Fund.

The stock market struggled during the first half of 2002, as accounting fraud at a succession of companies triggered a loss of confidence in corporate America. Geopolitical tensions, terrorism concerns and the weakening dollar added further pressures, causing investors to overlook more positive news.

The Standard & Poor's 500 Index returned a disappointing -13.15% for the six months ended June 30, 2002. Large-cap companies were especially hard hit as investors worried about their complex business structures, financial disclosure policies and high valuations. Technology and telecommunications were the worst performers, hurt by the continued downturn in capital spending. Companies with high debt levels posted steep declines, as investors feared they would be unable to repay the interest on their loans. By contrast, most consumer-related industries did well as consumer spending remained strong.

PERFORMANCE REVIEW

John Hancock Large Cap Equity Fund's high stake in technology and telecom stocks during the first quarter of the year hurt performance. In addition, many of our pharmaceutical and media stocks posted steep declines. Finally, we had a below-average stake in the better-performing consumer staples sector where valuations looked high to us early in the year. Some of our best performers, however, came from this area, including CVS, a drug store chain that we subsequently sold, and McDonald's.

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[Photos' of Paul Berlinguet, Robert Uek, Roger Hamilton and James Yu flush right next to first paragraph.]
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The Fund's Class A, Class B, Class C, and Class I shares returned -27.17%,
-27.44%, -27.44% and 27.00%, respectively, at net asset value for the six months ended June 30, 2002. These returns lagged that of the average multi-cap core fund, which returned -7.91% for the same period, according to Lipper, Inc.(1) Keep in mind that your net asset value will differ from these results if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please see pages six and seven.

STRATEGY UPDATE

The Fund maintained its focus on companies with improving fundamentals (or prospects) whose stocks seemed reasonably priced. Late in the spring, however, we implemented a more disciplined process to better control risk and reduce the volatility of returns going forward. We intensified our use of both quantitative screens and fundamental (or bottom-up) company research. We also enhanced our sell discipline by setting very specific high and low price targets for each stock we own.

SALES IN TECH AND TELECOM

Early in 2002, tech and telecom valuations looked attractive from an historical perspective. As stock prices in these sectors continued to plummet during the first half of the year, however, we significantly pared our stake. We began selling

"...Fund's high stake in technology and telecom stocks during the first quarter of the year hurt performance."

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[Table at top left-hand side of page entitled "Top five sectors." The first listing is Insurance 13%, the second is Finance 11%, the third Medical 10%, the fourth Media 7%, and the fifth Retail 7%.]
--------------------------------------------------------------------------------

CHANGES TO CONSUMER AND HEALTH-CARE

We reduced our consumer discretionary stake, eliminating out-of-favor, highly leveraged media stocks such as XM Satellite Radio and Pegasus Communications, a satellite television company. We also trimmed our investment in AOL Time Warner, whose outlook and valuation were in question. Our focus shifted to more traditional retailers, such as Target and Costco, as well as media companies like Viacom that benefit from improved advertising revenues as the economy rebounds. We also boosted our stake in selected consumer staples, adding to names like Gillette, which has the potential for additional gains under new management.

--------------------------------------------------------------------------------
[Pie chart in middle of page with heading "Portfolio diversification As a percentage of net assets on 6-30-02." The chart is divided into two sections (from top to left): Common stocks 91%, and Short-term investments & other 9%.]
--------------------------------------------------------------------------------

In the health-care sector, our emphasis moved to higher-quality pharmaceuticals, such as Pfizer and Pharmacia, that were selling at historically low valuations and also had strong earnings growth prospects. We sold disappointments like Bristol-Myers Squibb, which tumbled following its decision to purchase ImClone Systems. We also pared our stake in Merck, which suffered as investors worried about its product pipeline and patent expirations.

ADDITIONS TO FINANCIALS AND ENERGY

We increased financials to nearly one-third of assets, adding banks like FleetBoston Financial and Bank of America, as well as

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Tyco International followed by a down arrow with the phrase "Headline news about accounting fraud." The second listing is Agere Systems followed by a down arrow with the phrase "High debt load and weak telecom spending." The third listing is Gillette Company followed by a sideways arrow with the phrase "New management, restructuring in progress."]
--------------------------------------------------------------------------------

insurers like American International Group. All helped balance our financial investments, which had been skewed toward more economically sensitive companies, such as Citigroup, which also has strong ties to the stock market. Other large investments included Ambac Financial, a top-performing municipal bond insurer with a strong outlook and experienced management, and American Express, which stands to benefit from recent cost cuts. We also increased our investment in energy, adding stable, well-known oil companies like Exxon Mobil that should see growing demand as the economy recovers.

IMPROVED OUTLOOK

We expect the economy to show gradual improvement in the second half of the year. Stable interest rates and relatively low unemployment should create a positive backdrop for stocks. However, we expect the market to remain volatile until investors regain their confidence, which was lost in the wake of recent accounting scandals.

Our plan is to focus on businesses we understand, that are relatively simple and stand to benefit from a growing economy. We remain optimistic about the outlook for large-cap stocks, believing that investors will eventually gravitate toward companies with strong brand positioning, dominant size, leading edge systems and global diversification.

"...we expect the market to remain volatile until investors regain their confidence..."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

(1) Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

----------------------------
A LOOK AT PERFORMANCE
----------------------------
For the period ended June 30, 2002

The index used for comparison is the Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest in an index.

                      Class A     Class B     Class C     Class I(1)    Index
Inception date        10-4-49     8-22-91      5-1-98      3-1-01         --
--------------------------------------------------------------------------------
Average annual returns with maximum sales charge (POP)
--------------------------------------------------------------------------------
One year              -37.21%     -37.49%     -35.66%     -33.73%     -17.98%
Five years              2.92%       2.97%         --          --        3.67%
Ten years               9.86%       9.59%         --          --       11.42%
Since inception           --          --       -2.07%     -24.35%         --

--------------------------------------------------------------------------------
Cumulative total returns with maximum sales charge (POP)
--------------------------------------------------------------------------------
Six months            -30.83%     -31.07%     -28.89%     -27.00%     -13.15%
One year              -37.21%     -37.49%     -35.66%     -33.73%     -17.98%
Five years             15.50%      15.76%         --          --       19.73%
Ten years             156.10%     149.86%         --          --      194.94%
Since inception           --          --       -8.36%     -31.04%         --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

(1) For certain types of investors as described in the Fund's prospectus for Class I shares.

----------------------------
GROWTH OF $10,000
----------------------------

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

--------------------------------------------------------------------------------
Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $29,494 as of June 30, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Large Cap Equity Fund, before sales charge, and is equal to $26,951 as of June 30, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock Large Cap Equity Fund, after sales charge, and is equal to $25,610 as of June 30, 2002.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Class B(1)     Class C(1)       Class I(2)
--------------------------------------------------------------------------------
Period beginning                    6-30-92         5-1-98           3-1-01
Without sales charge                $24,986         $9,256           $6,896
With maximum sales charge                --         $9,163               --
Index                               $29,494         $9,407           $8,132
--------------------------------------------------------------------------------

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of June 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

(1)   No contingent deferred sales charge applicable.

(2) For certain types of investors as described in the Fund's prospectus for Class I shares.

FINANCIAL  STATEMENTS

----------------------------
FUND'S INVESTMENTS
----------------------------

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

Securities owned by the Fund on June 30, 2002 (unaudited)

SHARES         ISSUER                                                     VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  90.85%                                              $929,227,677
--------------------------------------------------------------------------------
(Cost $1,014,580,035)

Automobiles/Trucks  2.35%                                           $24,000,000
1,500,000      Ford Motor Co.                                        24,000,000

Banks -- United States  3.23%                                        33,057,000
200,000        Bank of America Corp.                                 14,072,000
200,000        FleetBoston Financial Corp.                            6,470,000
250,000        Wells Fargo & Co.                                     12,515,000

Beverages  2.35%                                                     24,000,000
200,000        Anheuser-Busch Cos., Inc.                             10,000,000
250,000        Coca-Cola Co. (The)                                   14,000,000

Broker Services  1.20%                                               12,320,000
1,100,000      Charles Schwab Corp. (The)                            12,320,000

Chemicals  1.95%                                                     19,979,900
5,000          Dow Chemical Co. (The)                                   171,900
320,000        PPG Industries, Inc.                                  19,808,000

Computers  4.26%                                                     43,552,500
320,000        International Business Machines Corp.                 23,040,000
375,000        Microsoft Corp.*                                      20,512,500

Cosmetics & Personal Care  3.88%                                     39,665,157
1,171,100      Gillette Co. (The)                                    39,665,157

See notes to financial statements.

SHARES         ISSUER                                                     VALUE

Electronics  6.06%                                                  $61,952,492
1,396,354      Agere Systems, Inc. (Class B)*                         2,094,531
500,000        General Electric Co.                                  14,525,000
300,000        Micron Technology, Inc.                                6,066,000
300,000        PerkinElmer, Inc.                                      3,315,000
200,000        Sony Corp. (Japan)                                    10,562,322
1,040,000      Texas Instruments, Inc.                               24,648,000
106,100        Vicor Corp.*                                             741,639

Finance  11.02%                                                     112,702,180
811,000        American Express Co.                                  29,455,520
1,063,360      Citigroup, Inc.                                       41,205,200
840,000        J.P. Morgan Chase & Co.                               28,492,800
314,500        Morgan Stanley Dean Witter & Co.                      13,548,660

Food  1.31%                                                          13,447,500
375,000        Kellogg Co.                                           13,447,500

Insurance  13.04%                                                   133,320,939
287,395        ACE, Ltd. (Bermuda)                                    9,081,682
720,000        Ambac Financial Group, Inc.                           48,384,000
460,000        American International Group, Inc.                    31,385,800
90             Berkshire Hathaway, Inc. (Class A)*                    6,012,000
1,265          Principal Financial Group, Inc. (The)*                    39,215
1,213,460      Travelers Property Casualty Corp. (Class A)*          21,478,242
200,000        XL Capital, Ltd. (Class A) (Bermuda)                  16,940,000

Media  6.85%                                                         70,034,250
625,000        AOL Time Warner, Inc.*                                 9,193,750
3,200,000      Liberty Media Corp. (Class A)*                        32,000,000
650,000        Viacom, Inc. (Class B)*                               28,840,500

Medical  10.18%                                                     104,094,193
600,000        Merck & Co., Inc.                                     30,384,000
1,000,000      Pfizer, Inc.                                          35,000,000
1,033,650      Pharmacia Corp.                                       38,710,193

Mortgage Banking  3.54%                                              36,225,000
180,000        Fannie Mae                                            13,275,000
375,000        Freddie Mac                                           22,950,000

Office  1.23%                                                        12,550,000
200,000        Avery Dennison Corp.                                  12,550,000

Oil & Gas  4.99%                                                     51,065,700
5,000          Anadarko Petroleum Corp.                                 246,500
200,000        ChevronTexaco Corp.                                   17,700,000
5,000          EOG Resources, Inc.                                      198,500
800,000        Exxon Mobil Corp.                                     32,736,000
5,000          Unocal Corp.                                             184,700

Retail  6.63%                                                        67,855,625
400,000        Costco Wholesale Corp.                                15,448,000
1,172,500      McDonald's Corp.                                      33,357,625
500,000        Target Corp.                                          19,050,000

Schools  0.60%                                                        6,166,800
270,000        DeVry, Inc.*                                           6,166,800

See notes to financial statements.

SHARES         ISSUER                                                     VALUE

Telecommunications  4.11%                                           $42,062,441
1,250,000      General Motors Corp. (Class H) Hughes                 13,000,000
4,922,100      Nextel Communications, Inc. (Class A)*                15,799,941
1,250,000      Sprint Corp.                                          13,262,500

Tobacco  0.85%                                                        8,736,000
200,000        Philip Morris Cos., Inc.                               8,736,000

Utilities  1.22%                                                     12,440,000
400,000        Duke Energy Corp.                                     12,440,000

ISSUER, DESCRIPTION,                    INTEREST   PAR VALUE
MATURITY DATE                           RATE       (000S OMITTED)         VALUE

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  22.45%                                     $229,611,865
--------------------------------------------------------------------------------
(Cost $229,611,865)
Joint Repurchase Agreement  8.96%
Investment in a joint repurchase
  agreement transaction with
  Barclays Capital, Inc. -- Dated
  06-28-02, due 07-01-02 (Secured
  by U.S. Treasury Inflation Indexed
  Bonds 3.375% thru 3.875%, due
  04-15-29 thru 04-15-32 and U.S.
  Treasury Inflation Indexed Notes
  3.625% thru 3.875%, due 07-15-02
  thru 01-15-09)                        1.92%      $91,582           91,582,000

                                                  NUMBER OF
                                                  SHARES
Cash Equivalents  13.49%
AIM Cash Investment Trust**                       138,029,865       138,029,865

--------------------------------------------------------------------------------
TOTAL INVESTMENTS  113.30%                                       $1,158,839,542
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET  (13.30%)                       ($136,049,421)
--------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                         $1,022,790,121
--------------------------------------------------------------------------------

 *    Non-income producing security.

**    Represents investment of security lending collateral.

      Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

      The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

FINANCIAL  STATEMENTS

----------------------------
ASSETS AND LIABILITIES
----------------------------
June 30, 2002
(unaudited)

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value and the maximum offering price per share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $1,244,191,900)                      $ 1,158,839,542
Cash                                                                        681
Receivable for investments sold                                       4,867,831
Receivable for shares sold                                              343,577
Dividends and interest receivable                                       532,228
Other assets                                                            197,731
Total assets                                                      1,164,781,590

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for shares repurchased                                        2,417,266
Payable for securities on loan                                      138,029,865
Payable to affiliates                                                 1,286,779
Other payables and accrued expenses                                     257,559
Total liabilities                                                   141,991,469

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                   1,603,595,035
Accumulated net realized loss on investments
  and foreign currency transactions                                (491,912,894)
Net unrealized depreciation of investments
  and translation of assets and liabilities
  in foreign currencies                                             (85,352,377)
Accumulated net investment loss                                      (3,539,643)
Net assets                                                      $ 1,022,790,121

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on net asset values and shares outstanding
Class A ($512,402,044 / 36,838,882 shares)                               $13.91
Class B ($438,742,538 / 32,598,670 shares)                               $13.46
Class C ($69,638,546 / 5,173,390 shares)                                 $13.46
Class I ($2,006,993 / 143,870 shares)                                    $13.95

--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------
Class A(1) ($13.91 / 95%)                                                $14.64
Class C ($13.46 / 99%)                                                   $13.60

(1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

FINANCIAL  STATEMENTS

----------------------------
OPERATIONS
----------------------------
For the period ended June 30, 2002
(unaudited)(1)

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $6,504)               $6,900,776
Interest                                                                153,610
Securities lending income                                               129,825

Total investment income                                               7,184,211

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                             4,149,855
Class A distribution and service fee                                    806,481
Class B distribution and service fee                                  2,925,492
Class C distribution and service fee                                    475,317
Class A, B and C transfer agent fee                                   1,788,166
Class I transfer agent fee                                                  652
Accounting and legal services fee                                       140,564
Custodian fee                                                           117,070
Registration and filing fee                                              76,377
Printing                                                                 49,673
Miscellaneous                                                            46,731
Trustees' fee                                                            37,391
Auditing fee                                                             21,073
Legal fee                                                                11,285
Interest expense                                                            133

Total expenses                                                       10,646,260

Net investment loss                                                  (3,462,049)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on
Investments                                                        (459,641,427)
Foreign currency transactions                                            (7,804)
Change in net unrealized appreciation (depreciation) of
Investments                                                          49,578,553
Translation of assets and liabilities in foreign currencies                  89

Net realized and unrealized loss                                   (410,070,589)

Decrease in net assets from operations                            ($413,532,638)

(1)   Semiannual period from 1-1-02 through 6-30-02.

See notes to financial statements.

FINANCIAL STATEMENTS

----------------------------
CHANGES IN NET ASSETS
----------------------------

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund.

                                            YEAR                       PERIOD
                                            ENDED                       ENDED
                                            12-31-01                  6-30-02(1)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment loss                           ($14,850,016)         ($3,462,049)
Net realized gain (loss)                         3,015,267         (459,649,231)
Change in net unrealized
  appreciation (depreciation)                  (63,784,326)          49,578,642

Decrease in net assets
  resulting from operations                    (75,619,075)        (413,532,638)

Distributions to shareholders
From net realized gain
Class A                                        (42,415,150)                  --
Class B                                        (41,037,277)                  --
Class C                                         (6,314,137)                  --
Class I                                           (127,065)                  --
                                               (89,893,629)                  --
From fund share transactions                   144,061,077         (172,540,062)

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                          1,630,314,448        1,608,862,821

End of period(2)                            $1,608,862,821       $1,022,790,121

(1)   Semiannual period from 1-1-02 through 6-30-02. Unaudited.

(2) Includes accumulated net investment loss of $77,594 and $3,539,643, respectively.

See notes to financial statements.

----------------------------
FINANCIAL HIGHLIGHTS
----------------------------

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                          12-31-97     12-31-98     12-31-99  12-31-00  12-31-01   6-30-02(1)
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                   $15.62       $19.32       $21.26    $27.02    $20.93    $19.10
Net investment income (loss)(2)           0.12         0.16       0.09 3     (0.10)    (0.10)    (0.01)
Net realized and unrealized
  gain (loss) on investments              5.57         2.85         7.80      0.07     (0.62)    (5.18)
Total from investment operations          5.69         3.01         7.89     (0.03)    (0.72)    (5.19)
Less distributions
From net investment income               (0.07)       (0.14)          --        --        --        --
From net realized gain                   (1.92)       (0.93)       (2.13)    (6.06)    (1.11)       --
                                         (1.99)       (1.07)       (2.13)    (6.06)    (1.11)       --
Net asset value,
  end of period                         $19.32       $21.26       $27.02    $20.93    $19.10    $13.91
Total return(4) (%)                      36.71        15.95(5)     37.89     (2.93)    (3.36)   (27.17)(6)
----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                           $303         $421         $604      $774      $768      $512
Ratio of expenses to average
  net assets (%)                          1.12         1.16         1.17      1.14      1.23      1.22(7)
Ratio of adjusted expenses to
  average net assets8 (%)                   --         1.18           --        --        --        --
Ratio of net investment income (loss)
  to average net assets (%)               0.65         0.79         0.40     (0.39)    (0.50)    (0.14)(7)
Portfolio turnover (%)                     102(9)        64          113       112        71        43

See notes to financial statements.

----------------------------
FINANCIAL HIGHLIGHTS
----------------------------

CLASS B SHARES

PERIOD ENDED                          12-31-97     12-31-98     12-31-99  12-31-00  12-31-01   6-30-02(1)
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                   $15.66       $19.31       $21.20    $26.79    $20.52    $18.55
Net investment income (loss)(2)          (0.02)        0.01        (0.07)    (0.30)    (0.25)    (0.07)
Net realized and unrealized
  gain (loss) on investments              5.60         2.84         7.75      0.09     (0.61)    (5.02)
Total from investment operations          5.58         2.85         7.68     (0.21)    (0.86)    (5.09)
Less distributions
From net investment income               (0.01)       (0.03)          --        --        --        --
From net realized gain                   (1.92)       (0.93)       (2.09)    (6.06)    (1.11)       --
                                         (1.93)       (0.96)       (2.09)    (6.06)    (1.11)       --
Net asset value, end of period          $19.31       $21.20       $26.79    $20.52    $18.55    $13.46
Total return(4) (%)                      35.80        15.05(5)     36.95     (3.64)    (4.12)   (27.44)(6)
----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                           $340         $548         $768      $791      $718      $439
Ratio of expenses to average
  net assets (%)                          1.87         1.91         1.88      1.89      1.98      1.97(7)
Ratio of adjusted expenses to
  average net assets(8) (%)                 --         1.93           --        --        --        --
Ratio of net investment income (loss)
  to average net assets (%)              (0.10)        0.05        (0.31)    (1.13)    (1.25)    (0.89)(7)
Portfolio turnover (%)                     102(9)        64          113       112        71        43

See notes to financial statements.

----------------------------
FINANCIAL HIGHLIGHTS
----------------------------

CLASS C SHARES

PERIOD ENDED                          12-31-98(10) 12-31-99  12-31-00  12-31-01   6-30-02(1)
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                   $22.03       $21.20    $26.79    $20.52    $18.55
Net investment income (loss)(2)           0.03        (0.09)    (0.29)    (0.25)    (0.07)
Net realized and unrealized
  gain (loss) on investments              0.09         7.77      0.08     (0.61)    (5.02)
Total from investment operations          0.12         7.68     (0.21)    (0.86)    (5.09)
Less distributions
From net investment income               (0.02)          --        --        --        --
From net realized gain                   (0.93)       (2.09)    (6.06)    (1.11)       --
                                         (0.95)       (2.09)    (6.06)    (1.11)       --
Net asset value, end of period          $21.20       $26.79    $20.52    $18.55    $13.46
Total return(4) (%)                       0.83(5,6)   36.94     (3.64)    (4.12)   (27.44)(6)
---------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                             $5          $13       $66      $120       $70
Ratio of expenses to average
  net assets (%)                          1.92        71.92      1.89      1.98      1.97(7)
Ratio of adjusted expenses to
  average net assets(8) (%)               1.94(7)        --        --        --        --
Ratio of net investment income (loss)
  to average net assets (%)               0.28(7)     (0.40)    (1.14)    (1.25)    (0.89)(7)
Portfolio turnover (%)                      64          113       112        71        43

See notes to financial statements.

----------------------------
FINANCIAL HIGHLIGHTS
----------------------------

CLASS I SHARES

PERIOD ENDED                                      12-31-01(10)       6-30-02(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value,
  beginning of period                               $21.42           $19.11
Net investment gain (loss)(2)                        (0.02)            0.03
Net realized and unrealized
  loss on investments                                (1.18)           (5.19)
Total from investment operations                     (1.20)           (5.16)
Less distributions
From net realized gain                               (1.11)              --
Net asset value, end of period                      $19.11           $13.95
Total return4 (%)                                    (5.53)(6)        (27.00)(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                                         $2               $2
Ratio of expenses to average
  net assets (%)                                      0.84(7)           0.75(7)
Ratio of net investment income (loss)
  to average net assets (%)                          (0.10)(7)          0.32(7)
Portfolio turnover (%)                                  71               43

(1)   Semiannual period from 1-1-02 through 6-30-02. Unaudited.

(2)   Based on the average of the shares outstanding.

(3) Class A has net investment income because of its relatively lower class expenses, as compared to other share classes.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total return would have been lower had certain expenses not been reduced during the period shown.

(6)   Not annualized.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the period shown.

(9)   Excludes merger activity.

(10) Class C and Class I shares began operations on 5-1-98 and 3-1-01, respectively.

See notes to financial statements.

----------------------------
NOTES TO STATEMENTS
----------------------------

NOTE A
Accounting policies

John Hancock Large Cap Equity Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2002, the Fund loaned securities having a market value of $135,323,397 collateralized by cash in the amount of $138,029,865. The cash collateralized was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex- dividend date. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.625% of the Fund's average daily net asset value.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended June 30, 2002, JH Funds received net up-front sales charges of $467,689 with regard to sales of Class A shares. Of this amount, $56,624 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $347,531 was paid as sales commissions to unrelated broker-dealers and $63,534 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended June 30, 2002, JH Funds received net up-front sales charges of $115,278 with regard to sales of Class C shares. Of this amount, $112,941 was paid as sales commissions to unrelated broker-dealers and $2,337 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of

Class B and Class C shares. During the period ended June 30, 2002, CDSCs received by JH Funds amounted to $818,003 for Class B shares and $39,177 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of their relative net assets. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net assets attributable to Class I shares, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                    YEAR ENDED 12-31-01          PERIOD ENDED 6-30-02(1)
                                SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------
CLASS A SHARES
----------------------------------------------------------------------------------------
Sold                        14,927,911     $315,337,478      3,503,599      $59,673,929
Distributions reinvested     2,109,657       39,794,264             --               --
Repurchased                (13,769,824)    (285,877,306)    (6,890,495)    (115,781,073)
Net increase (decrease)      3,267,744      $69,254,436     (3,386,896)    ($56,107,144)
----------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------
Sold                         9,388,649     $190,764,814      2,313,513      $38,560,896
Distributions reinvested     2,084,724       38,146,396             --               --
Repurchased                (11,327,415)    (224,439,370)    (8,422,919)    (134,922,170)
Net increase (decrease)        145,958       $4,471,840     (6,109,406)    ($96,361,274)
----------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------
Sold                         4,182,407      $85,805,991        737,323      $12,431,132
Distributions reinvested       328,569        6,007,934             --               --
Repurchased                 (1,234,131)     (24,106,791)     2,038,405)     (32,909,380)
Net increase (decrease)      3,276,845      $67,707,134     (1,301,082)    ($20,478,248)
----------------------------------------------------------------------------------------
CLASS I SHARES(2)
----------------------------------------------------------------------------------------
Sold                           159,620       $3,301,487         76,220       $1,373,401
Distributions reinvested         6,753          127,065             --               --
Repurchased                    (40,270)        (800,885)       (58,453)        (966,797)
Net increase                   126,103       $2,627,667         17,767         $406,604
NET INCREASE (DECREASE)      6,816,650     $144,061,077    (10,779,617)   ($172,540,062)
----------------------------------------------------------------------------------------

(1)   Semiannual period from 1-1-02 through 6-30-02. Unaudited.

(2)   Class I shares began operations on 3-1-01.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2002, aggregated $564,322,716 and $825,605,407, respectively.

The cost of investments owned on June 30, 2002, including short-term investments, for federal income tax purposes was $1,244,997,478. Gross unrealized appreciation and depreciation of investments aggregated $80,883,256 and $167,041,192, respectively, resulting in net unrealized depreciation of $86,157,936. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

----------------------------
OUR FAMILY OF FUNDS
----------------------------

--------------------------------------------------------------------------------
Equity            Balanced Fund
                  Core Equity Fund
                  Focused Equity Fund
                  Growth Trends Fund
                  Large Cap Equity Fund
                  Large Cap Growth Fund
                  Large Cap Spectrum Fund
                  Mid Cap Growth Fund
                  Multi Cap Growth Fund
                  Small Cap Equity Fund
                  Small Cap Growth Fund
                  Sovereign Investors Fund
                  U.S. Global Leaders Growth Fund

--------------------------------------------------------------------------------
Sector            Biotechnology Fund
                  Financial Industries Fund
                  Health Sciences Fund
                  Real Estate Fund
                  Regional Bank Fund
                  Technology Fund

--------------------------------------------------------------------------------
Income            Bond Fund
                  Government Income Fund
                  High Income Fund
                  High Yield Bond Fund
                  Investment Grade Bond Fund
                  Strategic Income Fund

--------------------------------------------------------------------------------
International     European Equity Fund
                  Global Fund
                  International Fund
                  Pacific Basin Equities Fund

--------------------------------------------------------------------------------
Tax-Free Income   California Tax-Free Income Fund
                  High Yield Municipal Bond Fund
                  Massachusetts Tax-Free Income Fund
                  New York Tax-Free Income Fund
                  Tax-Free Bond Fund

--------------------------------------------------------------------------------
Money Market      Money Market Fund
                  U.S. Government Cash Reserve

----------------------------
ELECTRONIC DELIVERY
----------------------------

Now available from John Hancock Funds

Instead of receiving annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

o No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

o     Reduces the amount of paper mail you receive from John Hancock Funds.

o     Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

----------------------------
FOR YOUR INFORMATION
----------------------------

TRUSTEES
James F. Carlin*
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

----------------------------
HOW TO CONTACT US
----------------------------

On the Internet                     www.jhfunds.com

By regular mail                     John Hancock Signature Services, Inc.
                                    1 John Hancock Way, Suite 1000
                                    Boston, MA 02217-1000

By express mail                     John Hancock Signature Services, Inc.
                                    Attn:  Mutual Fund Image Operations
                                    529 Main Street
                                    Charlestown, MA 02129

Customer service representatives    1-800-225-5291
24-hour automated information       1-800-338-8080
TDD line                            1-800-554-6713

[JOHN HANCOCK LOGO]
-------------------
JOHN HANCOCK FUNDS

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

------------------------------------
Now available: electronic delivery
www.jhancock.com/funds/edelivery
------------------------------------

This report is for the information of
the shareholders of the John Hancock Large Cap EquityFund.


                                                                      500SA 6/02
                                                                            8/02

                     John Hancock

                     Sovereign
--------------------------------------------------------------------------------
                              INVESTORS FUND

-----------------
      SEMI
     ANNUAL
     REPORT
------------------

           6.30.02

                                       Sign up for electronic delivery at
                                       www.jhancock.com/funds/edelivery

                              [JOHN HANCOCK LOGO]
                              -------------------
                              JOHN HANCOCK FUNDS

--------------------------------------------------------------------------------
[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

-----------------
WELCOME
-----------------

   Table of contents
--------------------------
   Your fund at a glance
   page 1
--------------------------
   Managers' report
   page 2
--------------------------
   A look at performance
   page 6
--------------------------
   Growth of $10,000
   page 7
--------------------------
   Fund's investments
   page 8
--------------------------
   Financial statements
   page 13
--------------------------
   For your information
   page 25
--------------------------

Dear Fellow Shareholders,

The first half of 2002 has been an extremely difficult period for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly. In the first six months of 2002, the broad Standard & Poor's 500 Index is down 13%, the Dow Jones Industrial Average is off 7% and the technology-laden Nasdaq Composite Index has fallen 25%. Investors in equity mutual funds have been unable to escape the market's descent, as 89% of all U.S. diversified equity funds have produced negative results in the first six months of 2002, according to Lipper, Inc., and the average equity fund has lost 11.67%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/s/Maureen R. Ford
------------------
Maureen R. Ford,
Chairman and Chief Executive Officer

--------------------------
YOUR FUND AT A GLANCE
--------------------------

The Fund seeks long-term growth of capital without assuming undue market risks by investing in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index.

Over the last six months

o There was a disconnect between the rebounding economy and the plunging stock market.

o The vast majority of the Fund's equity holdings remained in "dividend performer" stocks.

o     Consumer staple and basic material stocks performed well.


--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Sovereign Investors Fund". Under the heading is a note that reads "Fund performance for the six months ended June 30, 2002." The chart is scaled in increments of 3% with -12% at the bottom and 0% at the top. The first bar represents the -10.82% total return for Class A. The second bar represents the -11.15% total return for Class B. The third bar represents the -11.14% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]
--------------------------------------------------------------------------------

Top 10 holdings

3.6%      Citigroup
3.5%      Bank of America
3.5%      Exxon Mobil
3.2%      Fannie Mae
3.1%      Baxter International
2.8%      Johnson & Johnson
2.4%      Freddie Mac
2.3%      ChevronTexaco
2.3%      Wells Fargo
2.3%      Philip Morris

As a percentage of net assets on June 30, 2002.

----------------------
MANAGERS' REPORT
----------------------

BY JOHN F. SNYDER, III, PETER M. SCHOFIELD, CFA, AND BARRY H. EVANS, CFA, PORTFOLIO MANAGERS

John Hancock

Sovereign Investors Fund

"...we've experienced a disconnect between the economic situation and the stock market's performance."

In the last six months, we've experienced a disconnect between the economic situation and the stock market's performance. On the economic front, indicators suggest a recovery is slowly taking hold. Despite widespread layoffs and a two-year stock market decline, consumer spending remained relatively strong. The industrial sector also appears to be on the mend, as first quarter 2002 numbers showed improvement over the fourth quarter of 2001. And interest rates are at 40-year lows, with inflation well under control.

Unfortunately, the market hasn't celebrated these recent victories. Instead, a crisis of confidence has spooked investors and driven stock prices down sharply. The Standard & Poor's 500 Stock Index declined 13.15% in the first six months of 2002. Accounting scandals at Enron, Tyco and most recently, WorldCom, among others, have left investors questioning the trustworthiness of corporate executives, Wall Street analysts and U.S. accounting firms. On top of that, the threat of terrorism at home and unrest in the Middle East has only further fueled investors' fears.

PERFORMANCE REVIEW

Given the overwhelming pessimism in the market, it's not surprising that the market and the Fund have posted negative returns. For the six months ended June 30, 2002, John Hancock Sovereign Investors Fund's Class A, Class B and Class C shares returned -10.82%, -11.15% and -11.14%, respectively, at net asset value. By comparison, the average equity-income fund returned -6.85%, for the same period, according to Lipper, Inc.(1) Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all

--------------------------------------------------------------------------------
[Photos' of John Snyder, Peter Schofield, and Barry Evans flush right next to first paragraph.]
--------------------------------------------------------------------------------

distributions. Please see pages six and seven for historical performance information.

TECHNOLOGY AND INDUSTRIALS HURT

Our relative performance was negatively impacted by our technology and industrial holdings. Although the Fund has a smaller tech weighting than the general market, with all technology stocks taking a beating, the Fund's holdings have suffered too. Our biggest disappointments were IBM and Intel. In our opinion, these companies have excellent fundamentals, given their strong balance sheets and ability to grow market share in a challenging environment. Unfortunately, the market has painted all technology stocks with the same brush.

In the industrial sector, two names have detracted from performance -- Tyco and General Electric. As mentioned above, Tyco's accounting issues drove the stock price way down. Although our position was hurt by the scandal, we sold our Tyco holdings before the stock really plummeted. Our long-time position in General Electric has fallen prey to investors' fears of accounting issues at major U.S. corporations, mainly because of GE's complex business and considerable acquisition growth. This is a case where perception is driving the stock price, not reality. In our view, GE is one of the best-managed companies in the world and its fundamentals are still very strong.

On a more positive note, stock selection helped performance in other sectors. Our consumer staples stocks -- such as Kraft Foods, Avon Products and PepsiCo -- continued to do well by meeting or exceeding their earnings expectations in this difficult environment. Our basic material stocks -- particularly Air Products & Chemicals, 3M and Honeywell International --

"The vast majority of the Fund's holdings... remain in 'dividend performers'..."

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 11%, the second is Banks-United States 10%, the third Oil & gas 9%, the fourth Finance 8%, and the fifth Utilities 6%.]
--------------------------------------------------------------------------------

also posted solid results. New management at all three companies has resulted in significant cost-cutting, important productivity enhancements and a keen focus on high potential businesses. The result has been improving fundamentals and rising stock prices.

FOCUS ON DIVIDEND PERFORMERS

In this challenging market environment, where concerns about accounting practices, corporate earnings and corporate executives are running rampant, we're maintaining our unwavering focus on our long-term investment strategy. The vast majority of the Fund's holdings (roughly 80% of our equity assets) remain in "dividend performers" -- those companies that have raised their dividends

--------------------------------------------------------------------------------
[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 6-30-02 ." The chart is divided into five sections (from top to left): Common stocks 86%, Corporate bonds 7%, Short-term investments & other 3%, Preferred stocks 2%, and U.S. government & agency bonds 2%.]
--------------------------------------------------------------------------------

for at least 10 consecutive years. We're currently in a classic stock-picker's market. More than ever, it's important for investors to do their homework and focus on the basics. Our "dividend performers" investment philosophy keeps us squarely focused on high-quality companies with reasonable valuations, steady earnings growth, strong cash flow and market leadership.

In the last several months, we've added several new names to the portfolio. Industrial gas company Praxair is benefiting from industry consolidation, a sharp decrease in capacity and

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is IBM followed by a down arrow with the phrase "Troubled tech sector weighs on stock price." The second listing is General Electric followed by a down arrow with the phrase "Concerns about complex business." The third listing is Avon Products followed by an up arrow with the phrase "Strong earnings growth."]
--------------------------------------------------------------------------------

"In the short term, uncertainty and fear are likely to drive more volatility in the market."

improving pricing power. With new management in place, we believe the company is well positioned to leverage the gradual upturn in the economy. Colgate-Palmolive is another addition. Not only is the stock's valuation at reasonable levels, but this global company -- with almost 80% of its revenues coming from overseas -- should do well as worldwide economies pick up steam.

OUTLOOK

In the short term, uncertainty and fear are likely to drive more volatility in the market. We believe the important thing right now is to stay calm and sit tight. After the market's prolonged downturn, there are real values emerging, the likes of which we haven't seen since 1973-74, when there was a very weak economy, high interest rates and gas lines -- a scenario far different than today's. With its focus on dividend performers, John Hancock Sovereign Investors Fund owns great companies that are now very attractively priced. While we don't know when the market will turn, we do know that historically, stock prices have followed earnings -- and we don't expect that to change. So we remain confident that stock prices will eventually move higher, once investor confidence is restored and earnings improve.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

(1) Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

-------------------------
A LOOK AT PERFORMANCE
-------------------------

For the period ended June 30, 2002

The index used for comparison is the Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest in an index.

                                         Class A    Class B    Class C     Index
Inception date                            5-1-36     1-3-94     5-1-98       --
--------------------------------------------------------------------------------
Average annual returns with maximum sales charge (POP)
--------------------------------------------------------------------------------

One year                                 -17.20%    -17.41%    -15.08%   -17.98%
Five years                                 2.37%      2.41%        --      3.67%
Ten years                                  8.32%        --         --     11.42%
Since inception                              --       8.13%     -1.52%       --

--------------------------------------------------------------------------------
Cumulative total returns with maximum sales charge (POP)
--------------------------------------------------------------------------------

Six months                               -15.29%    -15.58%    -12.90%   -13.15%
One year                                 -17.20%    -17.41%    -15.08%   -17.98%
Five years                                12.42%     12.66%        --     19.73%
Ten years                                122.40%        --         --    194.94%
Since inception                              --      94.20%     -6.17%       --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

---------------------
GROWTH OF $10,000
---------------------

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

--------------------------------------------------------------------------------
Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $29,494 as of June 30, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Sovereign Investors Fund, before sales charge, and is equal to $23,406 as of June 30, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock Sovereign Investors Fund, after sales charge, and is equal to $22,240 as of June 30, 2002.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                Class B(1)          Class C(1)
--------------------------------------------------------------------------------
Period beginning                                 1-3-94              5-1-98
Without sales charge                            $19,420              $9,479
With maximum sales charge                            --              $9,383
Index                                           $24,737              $9,407

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of June 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

(1)   No contingent deferred sales charge applicable.

FINANCIAL STATEMENTS

----------------------
FUND'S INVESTMENTS
----------------------

This schedule is divided into five main categories: common stocks, preferred stocks, corporate bonds, U.S. government and agencies obligations, and short-term investments. The common and preferred stocks and corporate bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

Securities owned by the Fund on June 30, 2002 (unaudited)

SHARES         ISSUER                                                      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  85.91%                                             $1,307,499,955
--------------------------------------------------------------------------------
(Cost $1,036,410,724)

Banks -- United States  9.60%                                       $146,067,500
750,000        Bank of America Corp.                                  52,770,000
700,000        Bank of New York Co., Inc. (The)                       23,625,000
550,000        FleetBoston Financial Corp.                            17,792,500
350,000        Mellon Financial Corp.                                 11,000,500
250,000        U.S. Bancorp                                            5,837,500
700,000        Wells Fargo & Co.                                      35,042,000

Beverages  2.73%                                                      41,510,000
300,000        Anheuser-Busch Cos., Inc.                              15,000,000
550,000        PepsiCo, Inc.                                          26,510,000

Chemicals  5.48%                                                      83,333,500
550,000        Air Products & Chemicals, Inc.                         27,758,500
400,000        PPG Industries, Inc.                                   24,760,000
150,000        Praxair, Inc.                                           8,545,500
550,000        Rohm & Haas Co.                                        22,269,500

Computers  6.00%                                                      91,371,000
330,000        Automatic Data Processing, Inc.                        14,371,500
1,050,000      Cisco Systems, Inc.*                                   14,647,500
200,000        Electronic Data Systems Corp.                           7,430,000
400,000        Hewlett-Packard Co.                                     6,112,000
450,000        International Business Machines Corp.                  32,400,000
300,000        Microsoft Corp.*                                       16,410,000

See notes to financial statements.

SHARES         ISSUER                                                      VALUE

Cosmetics & Personal Care  2.20%                                     $33,518,000
450,000        Avon Products, Inc.                                    23,508,000
200,000        Colgate-Palmolive Co.                                  10,010,000

Diversified Operations  6.16%                                         93,728,768
100,000        3M Co.                                                 12,300,000
469,478        Emerson Electric Co.                                   25,121,768
1,150,000      General Electric Co.                                   33,407,500
650,000        Honeywell International, Inc.                          22,899,500

Electronics  0.96%                                                    14,616,000
800,000        Intel Corp.                                            14,616,000

Finance  6.37%                                                        96,877,964
200,000        American Express Co.                                    7,264,000
1,402,941      Citigroup, Inc.                                        54,363,964
300,000        J.P. Morgan Chase & Co.                                10,176,000
300,000        Merrill Lynch & Co., Inc.                              12,150,000
300,000        Morgan Stanley Dean Witter & Co.                       12,924,000
Food  1.28%                                                           19,555,263
477,540        Kraft Foods, Inc. (Class A)                            19,555,263

Insurance  5.01%                                                      76,257,358
1,060,000      AFLAC, Inc.                                            33,920,000
500,000        American International Group, Inc.                     34,115,000
464,540        Travelers Property Casualty Corp. (Class A)*            8,222,358

Media  1.28%                                                          19,456,230
325,900        McGraw-Hill Cos., Inc. (The)                           19,456,230

Medical  10.80%                                                      164,435,520
250,000        Abbott Laboratories                                     9,412,500
1,050,000      Baxter International, Inc.                             46,672,500
300,000        Cardinal Health, Inc.                                  18,423,000
802,000        Johnson & Johnson                                      41,912,520
300,000        Medtronic, Inc.                                        12,855,000
200,000        Pfizer, Inc.                                            7,000,000
550,000        Wyeth                                                  28,160,000

Mortgage Banking  5.56%                                               84,657,500
650,000        Fannie Mae                                             47,937,500
600,000        Freddie Mac                                            36,720,000

Office  0.54%                                                          8,242,212
131,350        Avery Dennison Corp.                                    8,242,212

Oil & Gas  8.06%                                                     122,632,646
150,000        Anadarko Petroleum Corp.                                7,395,000
100,000        BP Plc, American Depositary Receipts (United Kingdom)   5,049,000
400,000        ChevronTexaco Corp.                                    35,400,000
800,000        Conoco, Inc. (Class B)                                 22,240,000
1,284,180      Exxon Mobil Corp.                                      52,548,646

Retail  3.89%                                                         59,256,704
500,000        Lowe's Cos., Inc.                                      22,700,000
433,200        SYSCO Corp.                                            11,791,704
650,000        Target Corp.                                           24,765,000

See notes to financial statements.

SHARES         ISSUER                                                      VALUE

Soap & Cleaning Preparations  1.76%                                  $26,790,000
300,000        Procter & Gamble Co. (The)                             26,790,000

Telecommunications  3.49%                                             53,141,850
689,241        SBC Communications, Inc.                               21,021,850
800,000        Verizon Communications, Inc.                           32,120,000

Tobacco  2.30%                                                        34,944,000
800,000        Philip Morris Cos., Inc.                               34,944,000

Utilities  2.44%                                                      37,107,940
300,000        BellSouth Corp.                                         9,450,000
500,000        Duke Energy Corp.                                      15,550,000
490,200        Questar Corp.                                          12,107,940

--------------------------------------------------------------------------------
PREFERRED STOCKS  1.93%                                              $29,432,895
--------------------------------------------------------------------------------
(Cost $40,513,662)

Finance  0.23%                                                         3,508,205
138,500        BNY Capital II, 7.80%, Ser C                            3,508,205

Media  1.24%                                                          18,964,690
260,620        CSC Holdings, Inc., 11.125%, Ser M                     16,679,680
35,154         CSC Holdings, Inc., 11.750%, Ser H                      2,285,010

Oil & Gas  0.46%                                                       6,960,000
60,000         Lasmo America Ltd., 8.15%  (R)                          6,960,000

                                     INTEREST   CREDIT    PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE   RATE       RATING**  (000s OMITTED)   VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS  6.93%                                              $105,509,925
--------------------------------------------------------------------------------
(Cost $107,281,607)

Banks -- United States  0.20%                                          3,058,611
Bank of New York,
  Sr Note  07-01-07                  5.200%     A+       $3,000        3,058,611

Energy  0.36%                                                          5,486,850
CalEnergy Co., Inc.,
  Sr Bond  09-15-28                  8.480      BBB-      5,000        5,486,850

Finance  1.01%                                                        15,424,144
Guaranteed Trade Trust,
  Gtd Note Ser 94-A  06-26-06        7.390      AAA       6,652        7,245,056
Household Finance Corp.,
  Note  01-24-06                     6.500      A         8,000        8,179,088

Leisure  0.55%                                                         8,287,500
Fox Family Worldwide, Inc.,
  Sr Note  11-01-07                  9.250      A-        7,800        8,287,500

Media  0.70%                                                          10,605,950
Continental Cablevision, Inc.,
  Deb  08-01-13                      9.500      BBB+      6,500        6,345,950
Rogers Cablesystems Ltd.,
  Sr Note Ser B (Canada) 03-15-05   10.000      BBB-      4,000        4,260,000

See notes to financial statements.

                                     INTEREST   CREDIT    PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE   RATE       RATING**  (000s OMITTED)   VALUE

Medical  0.18%                                                        $2,727,695
Eli Lilly & Co.,
  Note  01-01-16                     6.570%      AA       $2,570       2,727,695

Telecommunications  0.34%                                              5,218,250
GTE North Inc.,
  Deb Ser A  01-01-21                9.600       A+        5,000       5,218,250

Utilities  3.59%                                                      54,700,925
BVPS II Funding Corp.,
  Collateralized Lease
  Bond  06-01-17                     8.680       BBB-      6,659       7,085,376
EIP Funding-PNM,
  Sec Fac Bond  10-01-12            10.250       BBB-     10,393      10,600,860
Hydro-Quebec,
  Gtd Deb Ser IF (Canada) 02-01-13   8.000       A+        3,000       3,557,010
Long Island Lighting Co.,
  Deb  03-15-23                      8.200       A-        9,500       9,920,470
Midland Funding Corp. II,
  Deb Ser A  07-23-05               11.750       BB+      20,535      20,808,177
New Valley Generation II,
  Pass Thur Ctf  05-01-20            5.572       AAA       2,805       2,729,032

--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCIES OBLIGATIONS  1.81%                      $27,473,957
--------------------------------------------------------------------------------
(Cost $27,534,629)

Government -- U.S.  1.60%                                             24,263,750
United States Treasury,
  Bond  02-15-31                     5.375       AAA      16,000      15,667,360
  Note 12-31-03                      3.250       AAA       8,500       8,596,390

Government -- U.S. Agencies  0.21%                                     3,210,207
Federal Home Loan Mortgage Corp.,
  Remic Ser 1254 Class M  12-15-08   8.000       AAA       1,141       1,167,317
Federal National Mortgage Assn.,
  Note  01-15-30                     7.125       AAA       1,000       1,119,810
Government National Mortgage Assn.,
  30 Yr SF Pass Thru Ctf  08-15-24   8.000       AAA         857         923,080

See notes to financial statements.

                                     INTEREST     PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE   RATE         (000s OMITTED)          VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 11.86%                                      $180,547,111
--------------------------------------------------------------------------------
(Cost $180,547,111)

Joint Repurchase Agreement  4.32%
Investment in a joint repurchase
  agreement transaction with
  Barclays Capital, Inc. --
  Dated 06-28-02 due 07-01-02
  (Secured by U. S. Treasury
  Inflation Indexed Bonds  3.875%
  due 04-15-29 and 3.375% due
  04-15-32 and U.S. Treasury
  Inflation Indexed Notes
  3.625% thru 3.875% due 07-15-02
  thru 01-15-09)                     1.92%        $65,732            65,732,000

                                                SHARES

Cash Equivalents  7.54%
AIM Cash Investment Trust***                    114,815,111         114,815,111

--------------------------------------------------------------------------------
TOTAL INVESTMENTS  108.44%                                       $1,650,463,843
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET  (8.44%)                        ($128,465,269)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS  100.00%                                        $1,521,998,574
--------------------------------------------------------------------------------

*     Non-income producing security.

** Credit ratings by Moody's Investors Service or John Hancock Advisers, LLC, where Standard & Poor's ratings are not available.

***   Represents investment of security lending collateral.

(R) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,960,000, or 0.46% of net assets, as of June 30, 2002.

      Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

      The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

FINANCIAL  STATEMENTS

-------------------------
ASSETS AND LIABILITIES
-------------------------

June 30, 2002
(unaudited)

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value and the maximum offering price pershare.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $1,392,287,733)                        $1,650,463,843
Receivable for investments sold                                        6,081,517
Receivable for shares sold                                               285,093
Dividends and interest receivable                                      5,919,234
Other assets                                                             393,139
Total assets                                                       1,663,142,826

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Due to custodian                                                             520
Payable for investments purchased                                     21,322,786
Payable for shares repurchased                                         1,733,532
Payable for securities on loan                                       114,815,111
Payable to affiliates                                                  2,771,433
Other payables and accrued expenses                                      500,870
Total liabilities                                                    141,144,252

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                   1,280,483,526
Accumulated net realized loss on investments                        (15,857,255)
Net unrealized appreciation of investments                          258,176,110
Distributions in excess of net investment income                       (803,807)
Net assets                                                      $ 1,521,998,574

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on net asset values and shares outstanding
Class A ($1,073,385,577 / 60,982,409 shares)                              $17.60
Class B ($428,901,621 / 24,395,969 shares)                                $17.58
Class C ($19,711,376 / 1,119,972 shares)                                  $17.60

--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------
Class A1 ($17.60 / 95%)                                                   $18.53
Class C ($17.60 / 99%)                                                    $17.78


(1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

FINANCIAL STATEMENTS

-----------------
OPERATIONS
-----------------

For the period ended June 30, 2002
(unaudited)(1)

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                           $14,745,343
Interest (including on securities lending income of $92,256)          6,142,904

Total investment income                                              20,888,247

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                             4,778,271
Class A distribution and service fee                                  1,750,438
Class B distribution and service fee                                  2,500,971
Class C distribution and service fee                                    105,025
Transfer agent fee                                                    1,737,788
Accounting and legal services fee                                       178,691
Custodian fee                                                           123,746
Miscellaneous                                                            51,974
Trustees' fee                                                            40,576
Registration and filing fee                                              33,994
Printing                                                                 33,419
Auditing fee                                                             20,693
Legal fee                                                                13,459

Total expenses                                                       11,369,045

Net investment income                                                 9,519,202

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                    (24,813,521)
Change in net unrealized appreciation (depreciation)
  of investments                                                   (174,887,187)

Net realized and unrealized loss                                   (199,700,708)

Decrease in net assets from operations                            ($190,181,506)

(1)   Semiannual period from 1-1-02 through 6-30-02.

See notes to financial statements.

FINANCIAL  STATEMENTS

------------------------
CHANGES IN NET ASSETS
------------------------

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund.

                                       YEAR                            PERIOD
                                       ENDED                            ENDED
                                       12-31-01                       6-30-02(1)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment income                   $24,267,904                  $9,519,202
Net realized gain (loss)                 87,473,939                 (24,813,521)
Change in net unrealized
  appreciation (depreciation)          (242,845,053)               (174,887,187)
Decrease in net assets resulting
  from operations                      (131,103,210)               (190,181,506)

Distributions to shareholders
From net investment income
Class A                                 (21,483,276)                 (8,288,936)
Class B                                  (5,690,116)                 (1,716,985)
Class C                                    (148,909)                    (81,839)
From net realized gain
Class A                                 (93,517,970)                         --
Class B                                 (42,463,282)                         --
Class C                                  (1,288,670)                         --
                                       (164,592,223)                (10,087,760)
From fund share transactions           (116,803,512)                (62,266,731)

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                   2,197,033,516               1,784,534,571
End of period(2)                     $1,784,534,571              $1,521,998,574

(1)   Semiannual period from 1-1-02 through 6-30-02. Unaudited.
(2) Includes distributions in excess of net investment income of $235,249 and $803,807, respectively.

See notes to financial statements.

------------------------
FINANCIAL HIGHLIGHTS
------------------------

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                       12-31-97  12-31-98  12-31-99  12-31-00  12-31-01(1)   6-30-02(1,2)
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                $19.48    $22.41    $24.23    $24.51    $23.35       $ 19.88
Net investment income(3)               0.32      0.31      0.30      0.33      0.32          0.13
Net realized and unrealized
  gain (loss) on investments           5.31      3.11      1.11      0.61     (1.77)        (2.27)
Total from investment
  operations                           5.63      3.42      1.41      0.94     (1.45)        (2.14)
Less distributions
From net investment income            (0.32)    (0.31)    (0.35)    (0.33)    (0.37)        (0.14)
From net realized gain                (2.38)    (1.29)    (0.78)    (1.77)    (1.65)           --
                                      (2.70)    (1.60)    (1.13)    (2.10)    (2.02)        (0.14)
Net asset value,
  end of period                      $22.41    $24.23    $24.51    $23.35    $19.88       $ 17.60
Total return(4) (%)                   29.14     15.62      5.91      4.10     (6.06)       (10.82)(5)

-------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                      $1,748    $1,884    $1,788    $1,446    $1,217       $ 1,073
Ratio of expenses to
  average net assets (%)               1.06      1.03      1.05      1.08      1.10          1.13(6)
Ratio of net investment
  income to average net assets (%)     1.44      1.33      1.21      1.44      1.50          1.34(6)
Portfolio turnover (%)                             62        51        64        46         76 38

See notes to financial statements.

------------------------
FINANCIAL HIGHLIGHTS
------------------------

CLASS B SHARES

PERIOD ENDED                        12-31-97   12-31-98   12-31-99   12-31-00   12-31-01(1)  6-30-02(1,2)
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                 $19.46     $22.38     $24.20     $24.48     $23.31       $19.86
Net investment income(3)                0.16       0.14       0.13       0.17       0.17         0.06
Net realized and unrealized
  gain (loss) on investments            5.29       3.11       1.11       0.60      (1.76)       (2.27)
Total from investment
  operations                            5.45       3.25       1.24       0.77      (1.59)       (2.21)
Less distributions
From net investment income             (0.15)     (0.14)     (0.18)     (0.17)     (0.21)       (0.07)
From net realized gain                 (2.38)     (1.29)     (0.78)     (1.77)     (1.65)          --
                                       (2.53)     (1.43)     (0.96)     (1.94)     (1.86)       (0.07)
Net asset value,
  end of period                       $22.38     $24.20     $24.48     $23.31     $19.86       $17.58
Total return(4) (%)                    28.14      14.79       5.20       3.32      (6.66)      (11.15)(5)

---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                         $611       $790       $820       $663       $551         $429
Ratio of expenses to
  average net assets (%)                1.83       1.79       1.73       1.78       1.80         1.83(6)
Ratio of net investment
  income to average net assets (%)      0.67       0.58       0.54       0.75       0.80         0.64(6)
Portfolio turnover (%)                    62         51         64         46         76           38

See notes to financial statements.

------------------------
FINANCIAL HIGHLIGHTS
------------------------

CLASS C SHARES

PERIOD ENDED                                 12-31-98(7)   12-31-99  12-31-00    12-31-01(1)   6-30-02(1,2)
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $24.43         $24.22    $24.50      $23.33        $19.88
Net investment income(3)                        0.13           0.13      0.18        0.17          0.06
Net realized and unrealized
  gain (loss) on investments                    1.07           1.10      0.59       (1.76)        (2.27)
Total from investment
  operations                                    1.20           1.23      0.77       (1.59)        (2.21)
Less distributions
From net investment income                     (0.12)         (0.17)    (0.17)      (0.21)        (0.07)
From net realized gain                         (1.29)         (0.78)    (1.77)      (1.65)           --
                                               (1.41)         (0.95)    (1.94)      (1.86)        (0.07)
Net asset value,
  end of period                               $24.22         $24.50    $23.33      $19.88        $17.60
Total return(4) (%)                             5.18(5)        5.17      3.32       (6.66)       (11.14)(5)

-------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)           $5            $11       $12         $17           $20
Ratio of expenses to average net assets (%)     1.67(6)        1.75      1.79        1.80          1.83(6)
Ratio of net investment income to
  average net assets (%)                        0.84(6)        0.51      0.76        0.82          0.62(6)
Portfolio turnover (%)                            51             64        46          76            38

(1) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 1.53%, 0.83% and 0.85% for Class A, Class B and Class C shares, respectively. The effect of this change on per share amounts for the period ended June 30, 2002 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 1.41%, 0.71% and 0.69% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2)   Semiannual period from 1-1-02 through 6-30-02. Unaudited.
(3)   Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6)   Annualized.
(7)   Class C shares began operations on 5-1-98.

See notes to financial statements.

------------------------
NOTES TO STATEMENTS
------------------------

Unaudited

NOTE A
Accounting policies

John Hancock Sovereign Investors Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide long-term growth of capital and of income without assuming undue market risks.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. No Class I shares have been issued as of June 30, 2002. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees.

These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2002, the Fund loaned securities having a market value of $142,552,661 collateralized by securities in the amount of $30,756,726 and by cash in the amount of $114,815,111. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex- dividend date. During the period ended June 30, 2002, the tax character of distributions paid was as follows: ordinary income $10,087,760. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund's average daily net asset value, (b) 0.55% of the next $750,000,000, (c) 0.50% of the next $1,000,000,000 and (d) 0.45% of the Fund's average daily net asset value in excess of $2,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended June 30, 2002, JH Funds received net up-front sales charges of $674,755 with regard to sales of Class A shares. Of this amount, $104,301 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $358,146 was paid as sales commissions to unrelated broker-dealers and $212,308 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended June 30, 2002, JH Funds received net up-front sales charges of $57,254 with regard to sales of Class C shares. Of this amount, $52,819 was paid as sales commissions to unrelated broker-dealers and $4,435 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2002, CDSCs received by JH Funds amounted to $399,251 for Class B shares and $5,270 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                 YEAR ENDED 12-31-01          PERIOD ENDED 6-30-02(1)
                               SHARES           AMOUNT        SHARES          AMOUNT
--------------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------------
Sold                        3,336,339      $72,751,800     4,322,333     $83,272,496
Distributions reinvested    5,388,568      106,277,304       410,591       7,598,735
Repurchased                (9,435,947)    (206,055,587)   (4,959,279)    (94,994,904)
Net decrease                 (711,040)    ($27,026,483)     (226,355)    ($4,123,673)

--------------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------------
Sold                        2,832,080      $61,448,950     1,495,644     $28,809,008
Distributions reinvested    2,281,033       44,746,477        87,396       1,608,916
Repurchased                (5,845,389)    (127,066,605)   (4,901,277)    (93,709,445)
Net decrease                 (732,276)    ($20,871,178)   (3,318,237)   ($63,291,521)

--------------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------------
Sold                          435,806       $9,546,015       686,257     $13,223,350
Distributions reinvested       62,843        1,232,554         4,009          74,117
Repurchased                  (161,626)      (3,513,723)     (427,682)     (8,149,004)
Net increase                  337,023       $7,264,846       262,584      $5,148,463

--------------------------------------------------------------------------------------
CLASS Y SHARES (2)
--------------------------------------------------------------------------------------
Repurchased                (3,261,479)    ($76,170,697)           --              --
Net decrease               (3,261,479)    ($76,170,697)           --              --

--------------------------------------------------------------------------------------
NET DECREASE               (4,367,772)   ($116,803,512)   (3,282,008)   ($62,266,731)
--------------------------------------------------------------------------------------

(1)   Semiannual period from 1-1-02 through 6-30-02. Unaudited.
(2)   Class Y shares were terminated 1-3-01.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2002, aggregated $269,255,636 and $371,993,586, respectively. Purchases and proceeds from sales of obligations of the U.S. government, during the period ended June 30, 2002, aggregated $357,099,336 and $353,133,828, respectively.

The cost of investments owned on June 30, 2002, including short-term investments, for federal income tax purposes was $1,392,784,205. Gross unrealized appreciation and depreciation of investments aggregated $344,977,001 and $87,297,363, respectively, resulting in net unrealized appreciation of $257,679,638. The difference between book basis and tax basis net unrealized of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Change in accounting principle

Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $424,665 reduction in the cost of investments and a corresponding increase in net unrealized appreciation of investments, based on securities held as of December 31, 2000.

The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $552,488, increase unrealized appreciation on investments by $71,807 and increase net realized gain of investments by $480,681.

The effect of this change for the period ended June 30, 2002 was to decrease net investment income by $567,855, increase unrealized appreciation of investments by $462,741 and decrease net realized loss on investments by $105,114.

The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

----------------------
FOR YOUR INFORMATION
----------------------

TRUSTEES

James F. Carlin*
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO CONTACT US

On the Internet                     www.jhfunds.com

By regular mail                     John Hancock Signature Services, Inc.
                                    1 John Hancock Way, Suite 1000
                                    Boston, MA 02217-1000

By express mail                     John Hancock Signature Services, Inc.
                                    Attn: Mutual Fund Image Operations
                                    529 Main Street
                                    Charlestown, MA 02129

Customer service representatives    1-800-225-5291

24-hour automated information       1-800-338-8080

TDD line                            1-800-554-6713

[JOHN HANCOCK LOGO]
-------------------
JOHN HANCOCK FUNDS

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

----------------------------------
Now available: electronic delivery
www.jhancock.com/funds/edelivery
----------------------------------

This report is for the information of
the shareholders of the John Hancock
Sovereign Investors Fund.

                                                                      290SA 6/02
                                                                            8/02

                              John Hancock

--------------------------------------------------------------------------------

 SEMI                         STRATEGIC GROWTH FUND
ANNUAL
REPORT
6.30.02

                                   Sign up for electronic delivery at
                                   www.jhancock.com/funds/edelivery

    [LOGO](R)
------------------
JOHN HANCOCK FUNDS

--------------------------------------------------------------------------------
[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

WELCOME


      Table of contents
--------------------------------------------------------------------------------
      Your fund at a glance
      page 1
--------------------------------------------------------------------------------
      Manager's report
      page 2
--------------------------------------------------------------------------------
      A look at performance
      page 6
--------------------------------------------------------------------------------
      Growth of $10,000
      page 7
--------------------------------------------------------------------------------
      Fund's investments
      page 8
--------------------------------------------------------------------------------
      Financial statements
      page 11
--------------------------------------------------------------------------------
      For your information
      page 21
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

The first half of 2002 has been an extremely difficult period for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly. In the first six months of 2002, the broad Standard & Poor's 500 Index is down 13%, the Dow Jones Industrial Average is off 7% and the technology-laden Nasdaq Composite Index has fallen 25%. Investors in equity mutual funds have been unable to escape the market's descent, as 89% of all U.S. diversified equity funds have produced negative results in the first six months of 2002, according to Lipper, Inc., and the average equity fund has lost 11.67%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/s/ Maureen R. Ford
-------------------
Maureen R. Ford,
Chairman and Chief Executive Officer

YOUR FUND AT A GLANCE
--------------------------------------------------------------------------------

The Fund seeks long-term growth of capital by investing primarily in stocks of large- and medium-capitalization companies for which the managers project an above-average growth rate.

Over the last six months

o The U.S. economy began to recover, fueled by continued strong consumer spending.

o Growth stocks declined sharply, as investors worried about their complex business structures, a slowdown in earnings growth and high valuations.

o The Fund contained losses by diversifying across sectors and keeping a below-average stake in technology and telecommunications.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Strategic Growth Fund". Under the heading is a note that reads "Fund performance for the six months ended June 30, 2002." The chart is scaled in increments of 4% with -20% at the bottom and 0% at the top. The first bar represents the -19.21% total return for Class A. The second bar represents the -19.43% total return for Class B. The third bar represents the -19.43% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]
--------------------------------------------------------------------------------

Top 10 holdings

5.2%   Microsoft
3.7%   Pfizer
3.4%   Praxair
3.4%   3M
2.9%   American Express
2.8%   eBay
2.8%   General Dynamics
2.5%   Kohl's
2.4%   Gilead Sciences
2.4%   Mattel

As a percentage of net assets on June 30, 2002.

BY PAUL J. BERLINGUET FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock

Strategic Growth Fund

MANAGERS' REPORT
--------------------------------------------------------------------------------

Stock prices continued to slide during the first half of 2002, as accounting fraud at a succession of major companies, including Tyco International and WorldCom, triggered a loss of confidence in corporate America. Geopolitical tensions, concerns about terrorism and the weakening dollar added further pressures. Despite clear indications that the economic recovery was under way, that interest rates would remain stable near term and that unemployment was under control, corporate earnings showed no sign of picking up.

Growth stocks were among the worst performers, with the Russell 1000 Growth Index returning a disappointing -20.78% for the six months ended June 30, 2002. These stocks fared badly in part because investors worried about whether higher valuations were warranted given the slowdown in earnings growth rates. Among the hardest hit areas were technology and telecommunications, where stock prices plunged further as corporations postponed capital spending. Companies with high leverage (or debt) posted especially steep declines, as concerns about defaults mounted. By contrast, most consumer-related industries did well as consumer spending remained strong.

PERFORMANCE REVIEW

"Stock prices continued to slide during the first half of 2002..."

Sidestepping the market's recent carnage was nearly impossible for funds with a growth focus. John Hancock Strategic Growth Fund's Class A, Class B and Class C shares returned -19.21%, -19.43% and -19.43%, respectively, at net asset value for the first half of 2002. By comparison, the average multi-cap growth fund returned -20.13%, according to Lipper, Inc.(1)

--------------------------------------------------------------------------------
[A photo of Paul Berlinguet flush right next to first paragraph.]
--------------------------------------------------------------------------------

The Fund stemmed some losses by maintaining a slight bias toward mid-cap stocks for most of the period. Mid-cap stocks beat large-cap names, which were penalized for their complex business structures, complicated balance sheets and high valuations. The Fund also benefited from a below-average weight in technology stocks. Our effort to avoid highly leveraged companies, especially in the cable, telecommunications and tech sectors, also helped.

SELL DISCIPLINE

"Our focus was on companies with predictable earnings growth that might also benefit from an economic recovery."

In running the Fund, we take full advantage of computer models that help us screen for the most attractive growth stocks in the mid- and large-cap universes -- those that have reasonable valuations as well as improving earnings growth prospects. From there, we rely on bottom-up research, including frequent meetings with company management and scrutiny of financial statements. When we choose a stock for the portfolio, we set high and low price targets in advance that objectively determine when we will sell. This helps us manage risk and volatility.

During the period, our strong sell discipline helped us unload poor performers before they caused further damage to the Fund. Among the disappointments we sold were Sprint PCS, a wireless service provider that missed its subscriber growth targets, and Tyco International, a multi-industry conglomerate brought down by accounting fraud. In addition, we exited IBM after it issued a profit warning, and AOL Time Warner, amid concerns about its valuation and outlook.

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 17%, the second is Computers 12%, the third Finance 10%, the fourth Electronics 8%, and the fifth Retail 8%.]
--------------------------------------------------------------------------------

STRONG STOCK SELECTION

Our stock selection process also helped us identify winners. The Fund's largest sector was health care. Among our top performers were WellPoint Health Systems, a diversified health-services company that we sold when it hit our price target, and Quest Diagnostics, a lab testing company with strong execution. We also had a high stake in consumer discretionary stocks, including companies like Starbucks, a coffee retailer that we sold, and Starwood Hotels and Resorts. Both rallied nicely, thanks to strong consumer spending and expert execution. Other top performers included General Dynamics, which benefited from increased defense spending, and Texas Instruments, a semiconductor company that did well as manufacturers began replenishing depleted inventories.

PREDICTABILITY THEME

Our focus was on companies with predictable earnings growth that might also benefit from an economic recovery. In the industrial sector, we owned 3M, a large and diverse specialty chemical company known for good products. Under new management, the company has begun improving operational efficiencies. Praxair, an industrial gas company, is well positioned for increased demand, thanks to more rational capacity growth in the industry. In the health-care area, we focused on higher-quality pharmaceuticals, such as Pfizer, which had gotten punished as investors exited the sector amid patent expiration and regulatory concerns.

In the tumultuous technology sector, our largest investment was Microsoft, widely regarded as a safe haven. We also invested heavily in consumer discretionary companies, including Kohl's, a discount department store, Wal-Mart Stores and Mattel, the toy manufacturer. Given the consumer's continued strength and

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Tyco International followed by a down arrow with the phrase "Concerns about accounting fraud." The second listing is AOL Time Warner followed by a down arrow with the phrase "Weak advertising environment, confusion about valuation." The third listing is General Dynamics followed by an up arrow with the phrase "Increased defense spending, stable long-term contracts."]
--------------------------------------------------------------------------------

the execution of the respective management teams, we think all have solid growth prospects. We somewhat reduced our stake in more economically sensitive names, such as Citigroup, which has brokerage, credit and Latin American exposure.

IMPROVEMENT AHEAD

"The market's near-term performance, however, hinges largely on a restoration of investor confidence."

We expect the economy to improve gradually in the second half of the year. In the past, better economic growth, stable interest rates and relatively low unemployment have created a positive backdrop for stocks. The market's near-term performance, however, hinges largely on a restoration of investor confidence. Until that happens, we expect the stock market to remain volatile.

Our plan is to focus on large and mid-size companies with reasonable valuations and good earnings growth prospects. A recent new purchase was Concord EFS, a company that processes financial transactions and has steady earnings growth. We also added to our stake in American Express, which has recently gone through massive cost cutting. Toward the end of the period, we began unwinding the Fund's mid-cap bias, as large-cap names became increasingly attractive from a valuation and earnings perspective. We remain optimistic that growth stocks will benefit from an economic rebound, industrial recovery and continued strong consumer spending.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

(1) Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

For the period ended June 30, 2002

The index used for comparison is the Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index of the 1000 largest-capitalization U.S. stocks.

It is not possible to invest in an index.

                                  Class A      Class B      Class C       Index

Inception date                    12-3-01      12-3-01      12-3-01         --
--------------------------------------------------------------------------------
Average annual returns with maximum sales charge (POP)
--------------------------------------------------------------------------------
Since inception(1)                -22.13%      -22.39%      -19.92%      -28.19%

--------------------------------------------------------------------------------
Cumulative total returns with maximum sales charge (POP)
--------------------------------------------------------------------------------
Six months                        -23.22%      -23.46%      -21.01%      -20.78%
Since inception                   -22.13%      -22.39%      -19.92%      -28.19%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.

(1)   Not annualized.

GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Strategic Growth Fund, before sales charge, and is equal to $8,200 as of June 30, 2002. The second line represents the Index and is equal to $7,907 as of June 30, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock Strategic Growth Fund, after sales charge, and is equal to $7,787 as of June 30, 2002.
--------------------------------------------------------------------------------

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of June 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

FINANCIAL STATEMENTS

FUND'S INVESTMENTS
--------------------------------------------------------------------------------

This schedule has one main category: common stocks, which are broken down by industry group.

Securities owned by the Fund on June 30, 2002 (unaudited)

SHARES                       ISSUER                                                            VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS 102.41%                                                                     $1,678,478
-----------------------------------------------------------------------------------------------------
(Cost $1,822,439)

Advertising 3.28%                                                                            $53,746
955                          Interpublic Group of Cos., Inc.                                  23,646
1,400                        TMP Worldwide, Inc.*                                             30,100

Aerospace 4.45%                                                                               72,997
431                          General Dynamics Corp.                                           45,837
400                          United Technologies Corp.                                        27,160

Automobiles/Trucks 1.46%                                                                      24,000
1,500                        Ford Motor Co.                                                   24,000

Banks -- Superregional 1.72%                                                                  28,144
400                          Bank of America Corp.                                            28,144

Broker Services 1.13%                                                                         18,484
252                          Goldman Sachs Group, Inc.                                        18,484

Building 2.91%                                                                                47,615
1,000                        Masco Corp.                                                      27,110
500                          Stanley Works (The)                                              20,505

Business Services -- Misc. 0.76%                                                              12,516
400                          Paychex, Inc.                                                    12,516

Chemicals 6.48%                                                                              106,237
750                          Cabot Microelectronics Corp.*                                    32,370
400                          Ecolab, Inc.                                                     18,492
972                          Praxair, Inc.                                                    55,375

See notes to financial statements.

SHARES                       ISSUER                                                            VALUE
Computers 12.26%                                                                            $201,002
750                          eBay, Inc.*                                                      46,215
300                          First Data Corp.                                                 11,160
500                          Fiserv, Inc.*                                                    18,355
350                          Intuit, Inc.*                                                    17,402
1,550                        Microsoft Corp.*                                                 84,785
950                          Retek, Inc.*                                                     23,085

Diversified Operations 3.38%                                                                  55,350
450                          3M Co.                                                           55,350

Electronics 8.40%                                                                            137,761
1,000                        Applied Materials, Inc.*                                         19,020
1,000                        General Electric Co.                                             29,050
1,000                        Intel Corp.                                                      18,270
850                          Semtech Corp.*                                                   22,695
1,100                        Silicon Laboratories, Inc. *                                     29,766
800                          Texas Instruments, Inc.                                          18,960

Finance 9.60%                                                                                157,353
1,300                        American Express Co.                                             47,216
589                          Citigroup, Inc.                                                  22,824
550                          Concord EFS, Inc.*                                               16,577
750                          Legg Mason, Inc.                                                 37,005
1,020                        MBNA Corp.                                                       33,731

Household 1.71%                                                                               28,048
800                          Newell Rubbermaid, Inc.                                          28,048

Instruments -- Scientific 1.99%                                                               32,644
400                          Johnson Controls, Inc.                                           32,644

Insurance 2.86%                                                                               46,923
350                          Chubb Corp.                                                      24,780
1,000                        Travelers Property Casualty Corp. (Class A)*                     17,700
135                          Willis Group Holdings Ltd.*                                       4,443

Leisure 5.48%                                                                                 89,831
1,300                        Hilton Hotels Corp.                                              18,070
1,844                        Mattel, Inc.                                                     38,871
1,000                        Starwood Hotels & Resorts Worldwide, Inc.                        32,890

Media 2.97%                                                                                   48,608
1,200                        Comcast Corp. (Class A)*                                         28,608
2,000                        Liberty Media Corp. (Class A)*                                   20,000

Medical 16.65%                                                                               272,823
750                          Amgen, Inc.*                                                     31,410
654                          Baxter International, Inc.                                       29,070
1,200                        Gilead Sciences, Inc.*                                           39,456
1,707                        Pfizer, Inc.                                                     59,745
440                          Quest Diagnostics, Inc.*                                         37,862
267                          St. Jude Medical, Inc.*                                          19,718
576                          Varian Medical Systems, Inc.*                                    23,357
629                          Wyeth                                                            32,205

Mortgage Banking 1.46%                                                                        23,969
325                          Fannie Mae                                                       23,969

See notes to financial statements.

SHARES                       ISSUER                                                            VALUE
Oil & Gas 3.11%                                                                              $50,941
600                          BJ Services Co.*                                                 20,328
500                          GlobalSantaFe Corp.                                              13,675
600                          Patterson-UTI Energy, Inc.*                                      16,938

Retail 7.90%                                                                                 129,397
750                          Darden Restaurants, Inc.                                         18,525
583                          Kohl's Corp.*                                                    40,856
827                          Target Corp.                                                     31,509
700                          Wal-Mart Stores, Inc.                                            38,507

Shoes & Related Apparel 1.64%                                                                 26,825
500                          Nike, Inc. (Class B)                                             26,825

Transportation 0.81%                                                                          13,264
400                          Expeditors International of Washington, Inc.                     13,264

-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 102.41%                                                                 $1,678,478
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (2.41%)                                                   ($39,521)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                                  $1,638,957
-----------------------------------------------------------------------------------------------------

*     Non-income producing security.

      The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

FINANCIAL STATEMENTS

ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

June 30, 2002 (unaudited)

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value and the maximum offering price per share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $1,822,439)                               $1,678,478
Receivable for investments sold                                          33,780
Dividends and interest receivable                                           684
Receivable from affiliates                                               14,334
Other assets                                                                 37
Total assets                                                          1,727,313

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Due to custodian                                                         42,801
Payable for investments purchased                                        34,095
Other payables and accrued expenses                                      11,460
Total liabilities                                                        88,356

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                       1,993,512
Accumulated net realized loss on investments                           (209,217)
Net unrealized depreciation of investments                             (143,961)
Accumulated net investment loss                                          (1,377)
Net assets                                                           $1,638,957

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on net asset values and shares outstanding
Class A ($1,606,293 / 196,000 shares)                                     $8.20
Class B ($16,332 / 2,000 shares)                                          $8.17
Class C ($16,332 / 2,000 shares)                                          $8.17

--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------
Class A(1) ($8.20 / 95%)                                                  $8.63
Class C ($8.17 / 99%)                                                     $8.25

(1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

FINANCIAL STATEMENTS

OPERATIONS
--------------------------------------------------------------------------------

For the period ended June 30, 2002 (unaudited)(1)

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $4,890
Interest                                                                    790

Total investment income                                                   5,680

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                                 6,941
Class A distribution and service fee                                      2,721
Class B distribution and service fee                                         85
Class C distribution and service fee                                         85
Auditing fee                                                              4,959
Registration and filing fee                                               4,633
Custodian fee                                                             4,482
Printing                                                                  1,174
Federal excise tax                                                          236
Accounting and legal services fee                                           196
Miscellaneous                                                               157
Transfer agent fee                                                           95
Trustees' fee                                                                49
Legal fee                                                                    15

Total expenses                                                           25,828
Less expense reductions                                                 (12,757)

Net expenses                                                             13,071

Net investment loss                                                      (7,391)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                       (194,105)
Change in net unrealized appreciation
  (depreciation) of investments                                        (188,642)

Net realized and unrealized loss                                       (382,747)

Decrease in net assets from operations                                ($390,138)

(1)   Semiannual period from 1-1-02 through 6-30-02

See notes to financial statements.

FINANCIAL STATEMENTS

CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund.

                                                    PERIOD            PERIOD
                                                    ENDED             ENDED
                                                    12-31-01(1)       6-30-02(2)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment loss                                     ($474)          ($7,391)
Net realized loss                                     (15,112)         (194,105)
Change in net unrealized
  appreciation (depreciation)                          44,681          (188,642)
Increase (decrease) in net assets
  resulting from operations                            29,095          (390,138)

From fund share transactions                        2,000,000                --

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                        --         2,029,095

End of period(3)                                   $2,029,095        $1,638,957

(1)   Inception period from 12-3-01 through 12-31-01.
(2)   Semiannual period from 1-1-02 through 6-30-02. Unaudited.
(3) Includes accumulated net investment income (loss) of $6,014 and ($1,337), respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                                          12-31-01(1)      6-30-02(2)
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.00           $10.15
Net investment loss(3)                                                      --(4)         (0.04)
Net realized and unrealized gain (loss) on investments                    0.15            (1.91)
Total from investment operations                                          0.15            (1.95)

Net asset value, end of period                                          $10.15            $8.20
Total return(5,6) (%)                                                     1.50(7)        (19.21)(7)

---------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                     $2               $2
Ratio of expenses to average net assets (%)                               1.40(8)          1.40(8)
Ratio of adjusted expenses to average net assets(9) (%)                  12.80(8)          2.78(8)
Ratio of net investment loss to average net assets (%)                   (0.29)(8)        (0.79)(8)
Portfolio turnover (%)                                                       6              121

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS B SHARES

PERIOD ENDED                                                          12-31-01(1)      6-30-02(2)
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.00           $10.14
Net investment loss(3)                                                   (0.01)           (0.07)
Net realized and unrealized gain (loss) on investments                    0.15            (1.90)
Total from investment operations                                          0.14            (1.97)

Net asset value, end of period                                          $10.14            $8.17
Total return(5,6) (%)                                                     1.40(7)        (19.43)(7)

---------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                     --(10)           --(10)
Ratio of expenses to average net assets (%)                               2.10(8)          2.02(8)
Ratio of adjusted expenses to average net assets(9) (%)                  13.50(8)          3.40(8)
Ratio of net investment loss to average net assets (%)                   (0.99)(8)        (1.41)(8)
Portfolio turnover (%)                                                       6              121

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS C SHARES

PERIOD ENDED                                                          12-31-01(1)      6-30-02(2)
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.00           $10.14
Net investment loss(3)                                                   (0.01)           (0.07)
Net realized and unrealized gain (loss) on investments                    0.15            (1.90)
Total from investment operations                                          0.14            (1.97)

Net asset value, end of period                                          $10.14            $8.17
Total return(5,6) (%)                                                     1.40(7)        (19.43)(7)

---------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                     --(10)           --(10)
Ratio of expenses to average net assets (%)                               2.10(8)          2.02(8)
Ratio of adjusted expenses to average net assets(9) (%)                  13.50(8)          3.40(8)
Ratio of net investment loss to average net assets (%)                   (0.99)(8)        (1.41)(8)
Portfolio turnover (%)                                                       6              121

(1)   Class A, Class B and Class C shares began operations on 12-3-01.
(2)   Semiannual period from 1-1-02 through 6-30-02. Unaudited.
(3)   Based on the average of the shares outstanding.
(4)   Less than $0.01 per share.
(5)   Does not reflect the effect of sales charges.
(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7)   Not annualized.
(8)   Annualized.
(9) Does not take into consideration expense reductions during the periods shown.
(10)  Less than $500,000.

See notes to financial statements.

NOTES TO STATEMENTS
--------------------------------------------------------------------------------
Unaudited

NOTE A

Accounting policies

John Hancock Strategic Growth Fund (the "Fund") is a non-diversified series of John Hancock Investment Trust, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on June 30, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000.

The Adviser has agreed to limit the Fund's expenses, excluding distribution and service fees, to 1.10% of the Fund's average daily net assets, at least until April 30, 2003. Accordingly, the expense reduction amounted to $12,757 for the period ended June 30, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended June 30, 2002, JH Funds received no net up-front sales charges with regard to sales of Class A or Class C shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended June 30, 2002, JH Funds received no CDSCs for Class B or Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"), the Adviser's indirect parent company. The Fund pays monthly transfer agent fees based on the number of shareholder accounts plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 200,000 shares of beneficial interest of the Fund as of June 30, 2002.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C

Fund share transactions

This listing illustrates the number of shares sold during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                             PERIOD ENDED 12-31-01(1)    PERIOD ENDED 6-30-02(2)
                                SHARES     AMOUNT          SHARES       AMOUNT

--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
Sold                           196,000   $1,960,000           --           --
Net increase                   196,000   $1,960,000           --           --

--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
Sold                             2,000      $20,000           --           --
Net increase                     2,000      $20,000           --           --

--------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------
Sold                             2,000      $20,000           --           --
Net increase                     2,000      $20,000           --           --

--------------------------------------------------------------------------------
NET INCREASE                   200,000   $2,000,000           --           --
--------------------------------------------------------------------------------

(1)   Class A, Class B and Class C shares began operations on 12-3-01.
(2)   Semiannual period from 1-1-02 through 6-30-02. Unaudited.

NOTE D Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2002, aggregated $2,235,625 and $2,125,002, respectively.

The cost of investments owned at June 30, 2002, including short-term investments, for federal income tax purposes was $1,822,439. Gross unrealized appreciation and depreciation of investments aggregated $38,412 and $182,373, respectively, resulting in net unrealized depreciation of $143,961.

FOR YOUR INFORMATION
--------------------------------------------------------------------------------

TRUSTEES

James F. Carlin*
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
* Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President and Chief Executive Officer

William L. Braman
Executive Vice President and Chief Investment Officer

Richard A. Brown
Senior Vice President and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO CONTACT US
--------------------------------------------------------------------------------

On the Internet                       www.jhfunds.com

By regular mail                       John Hancock Signature Services, Inc.
                                      1 John Hancock Way, Suite 1000
                                      Boston, MA 02217-1000

By express mail                       John Hancock Signature Services, Inc.
                                      Attn: Mutual Fund Image Operations
                                      529 Main Street
                                      Charlestown, MA 02129

Customer service representatives      1-800-225-5291

24-hour automated information         1-800-338-8080

TDD line                              1-800-554-6713

    [LOGO](R)
------------------
JOHN HANCOCK FUNDS

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of the shareholders of the John Hancock Strategic Growth Fund.

                                                                      890SA 6/02
                                                                            8/02

                              John Hancock

--------------------------------------------------------------------------------

 SEMI                         Fundamental VALUE FUND
ANNUAL
REPORT
6.30.02

                                   Sign up for electronic delivery at
                                   www.jhancock.com/funds/edelivery

    [LOGO](R)
------------------
JOHN HANCOCK FUNDS

--------------------------------------------------------------------------------
[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

WELCOME


      Table of contents
--------------------------------------------------------------------------------
      Your fund at a glance
      page 1
--------------------------------------------------------------------------------
      Manager's report
      page 2
--------------------------------------------------------------------------------
      A look at performance
      page 6
--------------------------------------------------------------------------------
      Growth of $10,000
      page 7
--------------------------------------------------------------------------------
      Fund's investments
      page 8
--------------------------------------------------------------------------------
      Financial statements
      page 11
--------------------------------------------------------------------------------
      For your information
      page 21
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

The first half of 2002 has been an extremely difficult period for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly. In the first six months of 2002, the broad Standard & Poor's 500 Index is down 13%, the Dow Jones Industrial Average is off 7% and the technology-laden Nasdaq Composite Index has fallen 25%. Investors in equity mutual funds have been unable to escape the market's descent, as 89% of all U.S. diversified equity funds have produced negative results in the first six months of 2002, according to Lipper, Inc., and the average equity fund has lost 11.67%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/s/ Maureen R. Ford
-------------------
Maureen R. Ford,
Chairman and Chief Executive Officer

Over the last six months

o Stocks continued to decline as corporate scandals, global fears and disappointing corporate earnings kept the market volatile.

o     Value stocks held up better than growth stocks, but still lost ground.

o The Fund's stakes in technology, media and industrial companies held back performance.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Fundamental Value Fund". Under the heading is a note that reads "Fund performance for the six months ended June 30, 2002." The chart is scaled in increments of 7% with -14% at the bottom and 0% at the top. The first bar represents the -12.01% total return for Class A. The second bar represents the -12.22% total return for Class B. The third bar represents the -12.22% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]
--------------------------------------------------------------------------------

Top 10 holdings

4.1%      Verizon
4.0%      Exxon Mobil
3.6%      Citigroup
3.0%      FirstEnergy
2.9%      Cigna
2.8%      Freddie Mac
2.8%      American Express
2.5%      Washington Mutual
2.5%      Wells Fargo
2.4%      Ambac Financial

As a percentage of net assets on June 30, 2002.

YOUR FUND AT A GLANCE
--------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. and foreign companies of any size that appear to be undervalued relative to the overall market.

BY ROGER C. HAMILTON, PORTFOLIO MANAGER

John Hancock

Fundamental Value Fund

MANAGER'S REPORT
--------------------------------------------------------------------------------

The stock market struggled during the first half of 2002. Despite signs of an economic recovery, corporate earnings had a hard time following suit. More broadly, a steady stream of corporate accounting scandals created a strong headwind. Within this environment, companies offering positive near-term earnings growth fared the best. Firms dependent on consumer spending also posted gains, as did many financial companies, due to the Federal Reserve Board's decision to keep short-term interest rates low. Finally, industries such as chemicals also rose, because the recovery was most apparent within more the economy's more traditional sectors. Overall, value stocks performed better than growth stocks during the period, but the broad market lost ground, with the Standard & Poor's 500 Index returning -13.15% for the first six months of 2002.

PERFORMANCE REVIEW

"The stock market struggled during the first half of 2002."

For the six months that ended June 30, 2002, John Hancock Fundamental Value Fund's Class A, Class B and Class C shares returned -12.01%, -12.22% and -12.22%, respectively, at net asset value. To compare, the average multi-cap value fund returned -7.91%, according to Lipper, Inc.(1), and the Russell 1000 Value Index returned -4.78%.

Underperformance relative to the Lipper group arose because the Fund had more of a large-cap focus during a period when smaller companies performed better. In addition, the weak performance of Tyco International, which had been a large holding, hurt the Fund relative to both the peer group and the index. Fund investments in technology and media companies also declined.

--------------------------------------------------------------------------------
[A photo of Roger Hamilton flush right next to first paragraph.]
--------------------------------------------------------------------------------

DIFFICULTIES WITH INDUSTRIALS, TECHNOLOGY, MEDIA

"We also increased the average market capitalization of the Fund's holdings..."

As we said, the Fund's performance was significantly impacted by the difficulties encountered by industrial firm Tyco International. Confidence in management eroded dramatically as it struggled to decide whether or not to divest itself of some of its businesses in order to handle its heavy debt burden. Then the CEO resigned amid scandal. In light of these difficulties, we removed the position from the portfolio, but not before incurring a loss.

In addition, we entered 2002 hopeful that technology would continue its rebound seen in the fourth quarter of 2001. Unfortunately, no such sustained technology recovery materialized. Tech stocks closely allied with the struggling telecom sector were among the hardest hit, including Fund holding Agere Systems, a telecommunications equipment provider. We sold this position and reduced tech holdings, although we still maintain an overweighted position, with a renewed focus on more established, blue chip companies with a better track record of withstanding cyclical downturns.

Our investments in media stocks, where we invested in anticipation of an improvement in advertising spending, also proved problematic. The ad upturn did not develop as quickly as we had expected, hurting the Fund's investment in Liberty Media and AOL Time Warner. The latter also declined due to concerns about slowing subscriber growth.

PORTFOLIO SHIFTED

As the period transpired, we looked to invest in areas of the market with more positive near-term earnings prospects, and in some companies that should fare well regardless of the economic backdrop. We also added companies tied to the industrial recovery that we see on the horizon, and we added finance stocks that should benefit from low interest rates.

We also increased the average market capitalization of the Fund's holdings, because large-cap stocks currently offer more attractive relative valuations. In addition, these tend to be corporations with multinational operations. With the dollar on the decline, they should be able to retain more of their overseas profits. Finally, the investment atmosphere continues to favor a more conservative approach. Investors are therefore more apt to focus on such attributes as dividends, which tend to be offered by larger companies.

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five sectors." The first listing is Finance 11%, the second is Oil & gas 10%, the third Insurance 9%, the fourth Utilities 7%, and the fifth Telecommunications 6%.]
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 6-30-02." The chart is divided into one section (from top to left): Common stocks 100%.]
--------------------------------------------------------------------------------

POSITIVE PERFORMERS IN FINANCE, ENERGY AND MEDICAL SERVICES

Among the Fund's top contributors was Ambac Financial Group. This municipal bond insurer was able to beat its earnings expectations. The company's conservative management and all-bond portfolio also attracted investors. Washington Mutual also posted strong gains during the period, rising from a very low valuation through acquisitions, and on the strength of robust mortgage refinancing activity. The Fund's energy investments also proved fruitful, including oil service provider Weatherford International. With energy prices on the rise, drilling activity increased, enabling oil service providers to reap the benefits of the investments they made in new technologies during the down markets of 1998-1999. Finally, medical service providers enjoyed relatively good returns during the six months, due to their resiliency in the face of economic uncertainty, including Fund holding AmerisourceBergen. This company is a pharmaceutical wholesaler that distributes, markets and handles other logistical functions for major pharmaceutical companies.

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Ambac Financial followed by an up arrow with the phrase "Conservative mortgage bond company beats expectations." The second listing is Agere Systems followed by a down arrow with the phrase "Telecom sector woes continue." The third listing is Liberty Media followed by a down arrow with the phrase "Rebound in ad spending doesn't materialize."]
--------------------------------------------------------------------------------

" With an economic recovery under way, we believe that corporate earnings will start to improve."

OUTLOOK REMAINS OPTIMISTIC

We have a generally positive outlook about the market going forward. The Fed has kept short-term rates low to accommodate further economic growth, and stock valuations have become more attractive. With an economic recovery under way, we believe that corporate earnings will start to improve. That, plus efforts to stop corporate malfeasance, should help restore investor confidence.

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

(1) Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

For the period ended June 30, 2002

The index used for comparison is the Russell 1000 Value Index, an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest in an index.

                           Class A       Class B         Class C        Index
Inception date             6-1-01        6-1-01          6-1-01          --
--------------------------------------------------------------------------------
Average annual returns with maximum sales charge (POP)
--------------------------------------------------------------------------------
One year                   -19.10%       -19.52%         -16.96%         -8.95%
Since inception            -17.68%       -17.35%         -14.95%        -10.17%
--------------------------------------------------------------------------------
Cumulative total returns with maximum sales charge (POP)
--------------------------------------------------------------------------------
Six months                 -16.42%       -16.60%         -13.98%         -4.78%
One year                   -19.10%       -19.52%         -16.96%         -8.95%
Since inception            -18.95%       -18.59%         -16.04%        -10.97%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Russell 1000 Value Index.

--------------------------------------------------------------------------------
Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $8,903 as of June 30, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Fundamental Value Fund, before sales charge, and is equal to $8,535 as of June 30, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock Fundamental Value Fund, after sales charge, and is equal to $8,105 as of June 30, 2002.
--------------------------------------------------------------------------------

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of June 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

FINANCIAL STATEMENTS

FUND'S INVESTMENTS
--------------------------------------------------------------------------------

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

Securities owned by the Fund on June 30, 2002 (unaudited)

SHARES                     ISSUER                                                          VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS 100.14%                                                                 $2,535,572
------------------------------------------------------------------------------------------------
(Cost $2,699,431)

Automobiles/Trucks 1.63%                                                                 $41,280
2,580                      Ford Motor Co.                                                 41,280

Banks-- United States 6.39%                                                              161,685
950                        J.P. Morgan Chase & Co.                                        32,224
835                        North Fork Bancorp., Inc.                                      33,241
855                        Wachovia Corp.                                                 32,644
1,270                      Wells Fargo & Co.                                              63,576

Beverages 1.43%                                                                           36,300
390                        Anheuser-Busch Cos., Inc.                                      19,500
300                        Coca-Cola Co. (The)                                            16,800

Building 1.79%                                                                            45,409
1,675                      Masco Corp.                                                    45,409

Chemicals 2.84%                                                                           71,944
670                        Du Pont (E.I.) de Nemours & Co.                                29,748
470                        PPG Industries, Inc.                                           29,093
230                        Praxair, Inc.                                                  13,103

Computers 5.83%                                                                          147,555
1,405                      Dell Computer Corp.*                                           36,727
3,225                      Hewlett-Packard Co.                                            49,278
475                        International Business Machines Corp.                          34,200
500                        Microsoft Corp.*                                               27,350

Cosmetics & Personal Care 2.26%                                                           57,240
1,690                      Gillette Co. (The)                                             57,240

See notes to financial statements.

SHARES                     ISSUER                                                          VALUE
Diversified Operations 3.22%                                                             $81,641
100                        3M Co.                                                         12,300
2,625                      Cendant Corp.*                                                 41,685
785                        Honeywell International, Inc.                                  27,656

Electronics 1.24%                                                                         31,459
675                        General Electric Co.                                           19,609
500                        Texas Instruments, Inc.                                        11,850

Finance 10.58%                                                                           267,800
1,940                      American Express Co.                                           70,461
2,340                      Citigroup, Inc.                                                90,675
990                        Morgan Stanley Dean Witter & Co.                               42,649
1,725                      Washington Mutual, Inc.                                        64,015

Insurance 8.79%                                                                          222,600
1,090                      ACE, Ltd.                                                      34,444
890                        Ambac Financial Group, Inc.                                    59,808
200                        American International Group, Inc.                             13,646
765                        CIGNA Corp.                                                    74,526
1,395                      MetLife, Inc.                                                  40,176

Manufacturing 0.73%                                                                       18,492
405                        Ingersoll-Rand Co. (Class A)                                   18,492

Media 5.51%                                                                              139,564
600                        Comcast Corp. (Class A)*                                       14,304
640                        Disney (Walt) Co. (The)                                        12,096
465                        Gannett Co., Inc.                                              35,293
4,060                      Liberty Media Corp. (Class A)*                                 40,600
840                        Viacom, Inc. (Class B)*                                        37,271

Medical 6.01%                                                                            152,203
775                        Abbott Laboratories                                            29,179
310                        AmerisourceBergen Corp.                                        23,560
200                        Cardinal Health, Inc.                                          12,282
415                        HCA, Inc.                                                      19,712
615                        Merck & Co., Inc.                                              31,144
970                        Pharmacia Corp.                                                36,326

Metal 1.99%                                                                               50,388
1,520                      Alcoa, Inc.                                                    50,388

Mortgage Banking 4.14%                                                                   104,767
700                        Countrywide Credit Industries, Inc.                            33,775
1,160                      Freddie Mac                                                    70,992

Oil & Gas 10.03%                                                                         254,022
120                        Apache Corp.                                                    6,898
150                        ChevronTexaco Corp.                                            13,275
2,500                      Exxon Mobil Corp.                                             102,300
1,100                      GlobalSantaFe Corp.                                            30,085
430                        Phillips Petroleum Co.                                         25,318
600                        Transocean, Inc.                                               18,690
1,330                      Weatherford International, Ltd.                                57,456

Paper & Paper Products 1.95%                                                              49,245
1,130                      International Paper Co.                                        49,245

See notes to financial statements.

SHARES                     ISSUER                                                          VALUE
Pollution Control 0.56%                                                                  $14,067
540                        Waste Management, Inc.                                         14,067

REIT 1.81%                                                                                45,752
1,520                      Equity Office Properties Trust                                 45,752

Retail 6.44%                                                                             163,199
885                        CVS Corp.                                                      27,081
495                        Federated Department Stores, Inc.*                             19,652
2,055                      Kroger Co. (The)*                                              40,895
1,980                      McDonald's Corp.                                               56,331
505                        Target Corp.                                                   19,240

Soap & Cleaning Preparations 1.94%                                                        49,115
550                        Procter & Gamble Co. (The)                                     49,115

Telecommunications 6.48%                                                                 164,091
1,575                      BellSouth Corp.                                                49,613
390                        SBC Communications, Inc.                                       11,895
2,555                      Verizon Communications, Inc.                                  102,583

Utilities 6.55%                                                                          165,754
210                        Dominion Resources, Inc.                                       13,902
1,455                      Duke Energy Corp.                                              45,251
750                        Entergy Corp.                                                  31,830
2,240                      FirstEnergy Corp.                                              74,771

                                                                     INTEREST         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                   RATE             (000s OMITTED)          VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 0.24%                                                                                 $6,000
--------------------------------------------------------------------------------------------------------------------
(Cost $6,000)

Joint Repurchase Agreement 0.24%
Investment in a joint repurchase agreement transaction
 with Barclays Capital, Inc. -- Dated 06-28-02 due
 07-01-02 (Secured by U.S. Treasury Inflation Indexed
 Bonds 3.875% due 04-15-29 and 3.375% due
 04-15-32, and U.S. Treasury Inflation Indexed Notes
 3.625% thru 3.875% due 07-15-02 thru 01-15-09)                      1.92%                 $6                 6,000

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.38%                                                                                 $2,541,572
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.38%)                                                                    ($9,567)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                                                  $2,532,005
--------------------------------------------------------------------------------------------------------------------

*     Non-income producing security.

      The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

FINANCIAL STATEMENTS

ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

June 30, 2002 (unaudited)

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value and the maximum offering price per share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $2,705,431)                               $2,541,572
Cash                                                                        307
Receivable for investments sold                                          81,515
Dividends and interest receivable                                         1,894
Receivable from affiliates                                                4,825
Other assets                                                                 61
Total assets                                                          2,630,174

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                        83,660
Other payables and accrued expenses                                      14,509
Total liabilities                                                        98,169

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                       2,991,327
Accumulated net realized loss on investments                           (300,196)
Net unrealized depreciation of investments                             (163,859)
Accumulated net investment income                                         4,733
Net assets                                                           $2,532,005

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on net asset values and shares outstanding
Class A ($2,498,079 / 293,943 shares)                                     $8.50
Class B ($16,963 / 2,000 shares)                                          $8.48
Class C ($16,963 / 2,000 shares)                                          $8.48

--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------
Class A(1) ($8.50 / 95%)                                                  $8.95
Class C ($8.48 / 99%)                                                     $8.57

(1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

FINANCIAL STATEMENTS

OPERATIONS
--------------------------------------------------------------------------------

For the period ended June 30, 2002 (unaudited)(1)

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $21,723
Interest                                                                    165

Total investment income                                                  21,888

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                                 9,560
Class A distribution and service fee                                      4,042
Class B distribution and service fee                                         69
Class C distribution and service fee                                         69
Printing                                                                  6,199
Custodian fee                                                             6,119
Auditing fee                                                              4,959
Registration and filing fee                                               4,713
Accounting and legal services fee                                           289
Miscellaneous                                                                96
Trustees' fee                                                                60
Transfer agent fee                                                           53
Legal fee                                                                    22

Total expenses                                                           36,250
Less expense reductions                                                 (19,095)

Net expenses                                                             17,155

Net investment income                                                     4,733

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                       (241,853)
Change in net unrealized appreciation
  (depreciation) of Investments                                        (109,727)

Net realized and unrealized loss                                       (351,580)

Decrease in net assets from operations                                ($346,847)


(1)   Semiannual period from 1-1-02 through 6-30-02.

See notes to financial statements.

FINANCIAL STATEMENTS

CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund.

                                                PERIOD                PERIOD
                                                ENDED                 ENDED
                                                12-31-01(1)           6-30-02(2)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment income                               $2,741            $4,733
Net realized loss                                  (58,343)         (241,853)
Change in net unrealized
  appreciation (depreciation)                      (54,132)         (109,727)

Decrease in net assets
  resulting from operations                       (109,734)         (346,847)

Distributions to shareholders
From net investment income
Class A                                            (11,414)               --

From fund share transactions                     3,000,000                --

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                     --         2,878,852

End of period(3)                                $2,878,852        $2,532,005

(1)   Inception period from 6-1-01 through 12-31-01.
(2)   Semiannual period from 1-1-02 through 6-30-02. Unaudited.
(3) Includes accumulated net investment income of none and $4,733, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                      12-31-01(1)        6-30-02(2)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                $10.00             $9.66
Net investment income(3)                              0.01              0.02
Net realized and unrealized
  loss on investments                                (0.31)            (1.18)
Total from investment operations                     (0.30)            (1.16)
Less distributions
From net investment income                           (0.04)               --
Net asset value,
  end of period                                      $9.66             $8.50
Total return(4,5) (%)                                (3.00)(6)        (12.01)(6)

--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                                         $3                $2
Ratio of expenses
  to average net assets (%)                           1.25(7)           1.25(7)
Ratio of adjusted expenses
  to average net assets(8) (%)                        3.18(7)           2.65(7)
Ratio of net investment income
  to average net assets (%)                           0.18(7)           0.35(7)
Portfolio turnover (%)                                  55                94

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS B SHARES

PERIOD ENDED                                      12-31-01(1)        6-30-02(2)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                $10.00             $9.66
Net investment loss(3)                               (0.03)               --(9)
Net realized and unrealized
  loss on investments                                (0.31)            (1.18)
Total from
  investment operations                              (0.34)            (1.18)
Net asset value,
  end of period                                      $9.66             $8.48
Total return(4,5) (%)                                (3.40)(6)        (12.22)(6)

--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                                         --(10)            --(10)
Ratio of expenses
  to average net assets (%)                           1.91(7)           1.70(7)
Ratio of adjusted expenses
  to average net assets(8) (%)                        3.84(7)           3.10(7)
Ratio of net investment loss
  to average net assets (%)                          (0.46)(7)         (0.10)(7)
Portfolio turnover (%)                                  55                94

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS C SHARES

PERIOD ENDED                                      12-31-01(1)        6-30-02(2)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                $10.00             $9.66
Net investment loss(3)                               (0.03)               --(9)
Net realized and unrealized
  loss on investments                                (0.31)            (1.18)
Total from investment operations                     (0.34)            (1.18)
Net asset value,
  end of period                                      $9.66             $8.48
Total return(4,5) (%)                                (3.40)(6)        (12.22)(6)

--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                                         --(10)            --(10)
Ratio of expenses
  to average net assets (%)                           1.91(7)           1.70(7)
Ratio of adjusted expenses
  to average net assets(8) (%)                        3.84(7)           3.10(7)
Ratio of net investment loss
  to average net assets (%)                          (0.46)(7)         (0.10)(7)
Portfolio turnover (%)                                  55                94

(1)   Class A, Class B and Class C shares began operations on 6-1-01.
(2)   Semiannual period from 1-1-02 through 6-30-02. Unaudited.
(3)   Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)   Not annualized.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9)   Less than $0.01 per share.
(10)  Less than $500,000.

See notes to financial statements.

NOTES TO STATEMENTS
--------------------------------------------------------------------------------
Unaudited

NOTE A

Accounting policies

John Hancock Fundamental Value Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned as of June 30, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $32,647 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires December 31, 2009.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently in each class. Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.65% of the next $500,000,000, (c) 0.60% of the next $1,000,000,000 and (d) 0.55% of the Fund's average daily net asset value in excess of $2,000,000,000.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees, to 0.95% of the Fund's average daily net assets, at least until April 30, 2003. Accordingly, the reduction in the Fund's expenses amounted to $19,095 for the period ended June 30, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended June 30, 2002, JH Funds received no net up-front sales charges with regard to sales of Class A or Class C shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended June 30, 2002, JH Funds received no CDSCs for Class B or Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"), the Adviser's indirect parent company. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 297,943 shares of beneficial interest of the Fund on June 30, 2002.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C

Fund share transactions

This listing illustrates the number of Fund shares sold during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                            PERIOD ENDED 12-31-01(1)    PERIOD ENDED 6-30-02(2)
                               SHARES       AMOUNT       SHARES       AMOUNT
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
Sold                          293,943   $2,960,000           --           --
Net increase                  293,943   $2,960,000           --           --

--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
Sold                            2,000      $20,000           --           --
Net increase                    2,000      $20,000           --           --

--------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------
Sold                            2,000      $20,000           --           --
Net increase                    2,000      $20,000           --           --

--------------------------------------------------------------------------------
NET INCREASE                 $297,943   $3,000,000           --           --
--------------------------------------------------------------------------------

(1)   Class A, Class B and Class C began operations on 6-1-01.
(2)   Semiannual period from 1-1-02 through 6-30-02. Unaudited.

NOTE D Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2002, aggregated $2,603,126 and $2,588,938, respectively.

The cost of investments owned at June 30, 2002, including short-term investments, for federal income tax purposes was $2,705,431. Gross unrealized appreciation and depreciation of investments aggregated $84,918 and $248,777, respectively, resulting in net unrealized depreciation of $163,859.

FOR YOUR INFORMATION
--------------------------------------------------------------------------------

TRUSTEES

James F. Carlin*
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*

* Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President and Chief Executive Officer

William L. Braman
Executive Vice President and Chief Investment Officer

Richard A. Brown
Senior Vice President and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC 101
Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO CONTACT US
--------------------------------------------------------------------------------

On the Internet                            www.jhfunds.com

By regular mail                            John Hancock Signature Services, Inc.
                                           1 John Hancock Way, Suite 1000
                                           Boston, MA 02217-1000

By express mail                            John Hancock Signature Services, Inc.
                                           Attn: Mutual Fund Image Operations
                                           529 Main Street
                                           Charlestown, MA 02129

Customer service representatives           1-800-225-5291

24-hour automated information              1-800-338-8080

TDD line                                   1-800-554-6713

    [LOGO](R)
------------------
JOHN HANCOCK FUNDS

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery


This report is for the information of the shareholders of the John Hancock Fundamental Value Fund.

                                                                     780SA  6/02
                                                                            8/02

John Hancock
Balanced
Fund

SEMI
ANNUAL
REPORT

6.30.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

For your information
page 29


Dear Fellow Shareholders,

The first half of 2002 has been an extremely difficult period for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly. In the first six months of 2002, the broad Standard & Poor's 500 Index is down 13%, the Dow Jones Industrial Average is off 7% and the technology-laden Nasdaq Composite Index has fallen 25%. Investors in equity mutual funds have been unable to escape the market's descent, as 89% of all U.S. diversified equity funds have produced negative results in the first six months of 2002, according to Lipper, Inc., and the average equity fund has lost 11.67%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
current income,
long-term growth
of capital and
income and
preservation of
capital. To pursue
these goals, the
Fund allocates its
investments
among a
diversified mix
of debt and
equity securities.


Over the last six months

* There was a disconnect between the economic situation and the stock market's performance.

* The vast majority of the Fund's equity holdings remain in "dividend performer" stocks.

* Our stakes in technology and industrial stocks, and an underweighting in bonds, held back the Fund's relative performance.


[Bar chart with heading "John Hancock Balanced Fund." Under the heading is a note that reads "Fund performance for the six months ended June 30, 2002." The chart is scaled in increments of 5% with -15% at the bottom and 0% at the top. The first bar represents the -12.85% total return for Class A. The second bar represents the -13.10% total return for Class B. The third bar represents the -13.10% total return for Class C. The fourth bar represents the -12.06%* total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. *From inception March 1, 2002 through June 30, 2002."]


Top 10 issuers

 3.7%   CSC Holdings
 2.5%   Midland Funding
 2.3%   Hydro-Quebec
 2.3%   Lasmo America Ltd., 8.15%
 2.3%   Rohm & Haas
 2.1%   Government National Mortgage Assn.
 2.1%   AFLAC
 2.1%   Philip Morris
 2.0%   Bank of America
 1.9%   Cisco Systems

As a percentage of net assets on June 30, 2002.



MANAGERS'
REPORT

BY JOHN F. SNYDER, III, BARRY H. EVANS, CFA, AND STEVE PASPAL, CFA, PORTFOLIO MANAGERS

John Hancock
Balanced Fund

On June 7, 2002, John Hancock Independence Balanced Fund merged into John Hancock Balanced Fund.

In the last six months, we've experienced a disconnect between the economic situation and the stock market's performance. On the economic front, indicators suggest a recovery is slowly taking hold. Despite widespread layoffs and a two-year stock decline, consumer spending has remained relatively strong. The industrial sector also appears to be on the mend, as first quarter 2002 numbers showed improvement over the fourth quarter of 2001. And interest rates are at 40-year lows, with inflation well under control.

"...we've experienced a
 disconnect between the
 economic situation and
 the stock market's
 performance."

The market hasn't celebrated these recent victories, however. Instead, a crisis of confidence has spooked investors and driven stock prices down sharply. The Standard & Poor's 500 Stock Index has declined 13.15% since the start of the year. Accounting scandals at Enron, Tyco and most recently WorldCom have left investors questioning the trustworthiness of corporate executives, Wall Street analysts and U.S. accounting firms. On top of that, the threat of terrorism at home and unrest in the Middle East has only further fueled investors' fears.

PERFORMANCE REVIEW

Given the overwhelming pessimism in the market, it's not surprising that the market and the Fund have posted negative returns. For the six months ended June 30, 2002, John Hancock Balanced Fund's Class A, Class B and Class C shares returned -12.85%, -13.10% and -13.10%, respectively, at net asset value. By comparison, the average balanced fund returned -6.80%, for the same period, according to Lipper Inc.1 Class I shares, which were launched March 1, 2002, returned -12.06% at net asset value from inception through June 30, 2002. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[Photos of John Snyder, Barry Evans and Steve Paspal flush right next to first paragraph.]

TECHNOLOGY AND INDUSTRIALS HURT

Our relative performance was negatively impacted by our technology and industrial holdings. Although the Fund had a smaller tech weighting than the general market, with all technology stocks taking a beating, the Fund's holdings suffered too. Our biggest disappointments were IBM and Intel. In our opinion, these companies have excellent fundamentals, given their strong balance sheets and ability to grow market share in a challenging environment. Unfortunately, the market has painted all technology stocks with the same brush.

"Our relative performance
 was negatively impacted
 by our technology and
 industrial holdings."

In the industrial sector, two names detracted from performance -- Tyco and General Electric. As mentioned above, Tyco's accounting issues drove the stock price way down. Although our position was hurt by the scandal, we sold our Tyco holdings before the stock really plummeted. Our long-time position in General Electric has fallen prey to investors' fears of accounting issues at major U.S. corporations, mainly because of GE's complex business and considerable acquisition growth. This is a case where perception is driving the stock price, not reality. In our view, GE is one of the best-managed companies in the world and its fundamentals are still very strong.

On a more positive note, stock selection helped performance in other sectors. Our consumer staples stocks -- such as Kraft Foods, Avon
Products and PepsiCo -- continued to do well by meeting or exceeding their earnings expectations in this difficult environment.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Utilities 14%, the second is Medical 8%, the third Computers 6%, the fourth Electronics 6%, and the fifth Retail 6%.]

MAINTAINING A SMALL BOND POSITION

We maintained a relatively small bond position over the last six months, ending the period at 27% of net assets, and that detracted from our relative results as well. After their strong performance in 2001 and with the economy starting to show signs of improvement, we believe bonds are likely to turn in more modest returns going forward. Our focus remains primarily on corporate bonds rather than U.S. government securities, because corporate issues offer more attractive yields and have more potential to leverage the improving economy.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 6-30-02." The chart is divided into five sections (from top to left): Common stock 59%, Corporate bonds 21%, Short-term investment & other 8%, Preferred stock 6%, and U.S.
government and agency bonds 6%. ]

FOCUS ON DIVIDEND PERFORMERS

In this challenging market environment where concerns about accounting practices, corporate earnings and corporate executives are running rampant, we're maintaining our unwavering focus on our long-term investment strategy. The vast majority of the Fund's equity holdings remain in "dividend performers" -- those companies that have consistently raised their dividends. Our dividend performers investment philosophy keeps us squarely focused on high-quality companies with reasonable valuations, steady earnings growth, strong cash flow and market leadership.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is IBM followed by a down arrow with the phrase "Troubled tech sector weighs on stock price." The second listing is General Electric followed by a down arrow with the phrase "Concerns about complex business." The third listing is Avon Products followed by an up arrow with the phrase "Strong earnings growth."]

In the last several months, we've added several new names to the portfolio. An example is industrial gas company Praxair, which is benefiting from industry consolidation, a sharp decrease in capacity and improving pricing power. With new management in place, we believe the company is well positioned to leverage the gradual upturn in the economy.

"...we remain optimistic that
 stock prices will eventually
 move higher, once investor
 confidence is restored..."

OUTLOOK

In the short term, uncertainty and fear are likely to drive more volatility in the market. We believe the important thing right now is to stay calm and sit tight. After the market's prolonged downturn, there are real values emerging, the likes of which we haven't seen since 1973--74, when there was a very weak economy, high interest rates and gas lines -- a scenario far different from today's. With its focus on dividend performers, the Fund owns great companies that are now very attractively priced. While we don't know when the market will turn, we do know that historically, stock prices have followed earnings. So we remain optimistic that stock prices will eventually move higher, once investor confidence is restored and earnings rebound as expected.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
June 30, 2002

Two indexes are used
for comparison. The
Standard & Poor's 500
Index, Index 1, is an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Lehman Brothers
Government/Credit
Bond Index, Index 2,
an unmanaged index
that measures the per-
formance of U.S.
government bonds,
U.S. corporate bonds,
and Yankee bonds.

It is not possible to
invest in an index.

                               Class A      Class B      Class C      Class I 1    Index 1
Inception date                 10-5-92      10-5-92       5-3-99       3-1-02           --

Average annual returns with maximum sales charge (POP)
One year                       -18.55%      -19.08%      -16.61%          --       -17.98%
Five years                      -0.03%       -0.01%          --           --         3.67%
Since inception                  5.53%        5.36%       -7.59%      -12.06% 2        --

Cumulative total returns with maximum sales charge (POP)
Six months                     -17.19%      -17.41%      -14.81%          --       -13.15%
One year                       -18.55%      -19.08%      -16.61%          --       -17.98%
Five years                      -0.17%       -0.05%          --           --        19.73%
Since inception                 68.86%       66.23%      -22.07%      -12.06%          --

SEC 30-day yield as of June 30, 2002
                                 2.22%        1.62%        1.60%        2.75%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.

2 Not annualized.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 1 and is equal to $28,592 as of June 30, 2002. The second line represents Index 2 and is equal to $19,386 as of June 30, 2002. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Balanced Fund, before sales charge, and is equal to $17,780 as of June 30, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock Balanced Fund, after sales charge, and is equal to $16,886 as of June 30, 2002.

                                    Class B 1    Class C 1    Class I 2
Period beginning                    10-5-92       5-3-99       3-1-02
Without sales charge                $16,623       $7,873       $8,794
With maximum sales charge                --       $7,794           --
Index 1                             $28,592       $7,722       $8,987
Index 2                             $19,386      $12,381      $10,165

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of June 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2002
(unaudited)

This schedule is divided into five main categories: common stocks, preferred stocks, corporate bonds, U.S. government and agencies securities, and short-term investments. The common and preferred stocks and corporate bonds are further broken down by industry group.
Short-term investments, which represent the Fund's cash position, are listed last.

SHARES         ISSUER                                                                                           VALUE
COMMON STOCKS 59.42%                                                                                      $91,915,955
(Cost $91,749,494)

Advertising 0.95%                                                                                          $1,465,600
 32,000  Omnicom Group, Inc.                                                                                1,465,600

Aerospace 0.02%                                                                                                31,905
    300  General Dynamics Corp.                                                                                31,905

Banks -- United States 3.97%                                                                                6,136,763
 42,800  Bank of America Corp.                                                                              3,011,408
 76,100  Citigroup, Inc.                                                                                    2,948,875
  3,000  J.P. Morgan Chase & Co.                                                                              101,760
  3,200  U.S. Bancorp                                                                                          74,720

Beverages 1.43%                                                                                             2,207,560
 45,800  PepsiCo, Inc.                                                                                      2,207,560

Chemicals 2.29%                                                                                             3,550,390
    800  Air Products & Chemicals, Inc.                                                                        40,376
  1,200  Praxair, Inc.                                                                                         68,364
 85,000  Rohm & Haas Co.                                                                                    3,441,650

Computers 6.48%                                                                                            10,026,415
211,700  Cisco Systems, Inc.*                                                                               2,953,215
 67,500  Dell Computer Corp.*                                                                               1,764,450
 53,000  Electronic Data Systems Corp.                                                                      1,968,950
 60,000  Hewlett-Packard Co.                                                                                  916,800
 20,500  International Business Machines Corp.                                                              1,476,000
100,000  Oracle Corp.*                                                                                        947,000


Consumer Products -- Misc. 0.94%                                                                            1,447,250
 35,000  Clorox Co. (The)                                                                                   1,447,250

Cosmetics & Personal Care 1.86%                                                                             2,878,424
 55,100  Avon Products, Inc.                                                                                2,878,424

Diversified Operations 3.87%                                                                                5,986,717
 42,000  Emerson Electric Co.                                                                               2,247,420
 48,800  General Electric Co.                                                                               1,417,640
 65,900  Honeywell International, Inc.                                                                      2,321,657

Electronics 6.20%                                                                                           9,585,414
 85,000  Altera Corp.*                                                                                      1,156,000
 35,800  Analog Devices, Inc.*                                                                              1,063,260
 60,900  Intel Corp.                                                                                        1,112,643
 47,700  Linear Technology Corp.                                                                            1,499,211
190,000  Motorola, Inc.                                                                                     2,739,800
 85,000  Texas Instruments, Inc.                                                                            2,014,500

Finance 1.60%                                                                                               2,468,993
    800  American Express Co.                                                                                  29,056
    700  MBNA Corp.                                                                                            23,149
 56,100  Morgan Stanley Dean Witter & Co.                                                                   2,416,788

Food 0.05%                                                                                                     77,805
  1,900  Kraft Foods, Inc. (Class A)                                                                           77,805

Insurance 4.66%                                                                                             7,212,352
100,000  AFLAC, Inc.                                                                                        3,200,000
 32,600  American International Group, Inc.                                                                 2,224,298
101,020  Travelers Property Casualty Corp. (Class A)*                                                       1,788,054

Media 0.91%                                                                                                 1,409,023
 88,000  AOL Time Warner, Inc.*                                                                             1,294,480
  1,600  Disney (Walt) Co. (The)                                                                               30,240
  1,900  Viacom, Inc. (Class B)*                                                                               84,303

Medical 8.22%                                                                                              12,715,721
 34,000  Abbott Laboratories                                                                                1,280,100
 59,000  Baxter International, Inc.                                                                         2,622,550
 35,000  Cardinal Health, Inc.                                                                              2,149,350
 80,000  Guidant Corp.*                                                                                     2,418,400
 26,600  Johnson & Johnson                                                                                  1,390,116
  1,200  King Pharmaceuticals, Inc.*                                                                           26,700
  2,800  Pharmacia Corp.                                                                                      104,860
  1,500  Tenet Healthcare Corp.*                                                                              107,325
 51,100  Wyeth                                                                                              2,616,320

Mortgage Banking 1.78%                                                                                      2,758,250
 37,400  Fannie Mae                                                                                         2,758,250

Office 0.02%                                                                                                   37,650
    600  Avery Dennison Corp.                                                                                  37,650

Oil & Gas 3.57%                                                                                             5,522,121
  1,100  BP Plc, American Depositary Receipts (United Kingdom)                                                 55,539
 31,900  ChevronTexaco Corp.                                                                                2,823,150
 64,600  Exxon Mobil Corp.                                                                                  2,643,432

Retail 5.54%                                                                                                8,568,013
 58,000  Family Dollar Stores, Inc.                                                                         2,044,500
 55,100  Home Depot, Inc. (The)                                                                             2,023,823
 56,900  Lowe's Cos., Inc.                                                                                  2,583,260
 50,300  Target Corp.                                                                                       1,916,430

Telecommunications 1.96%                                                                                    3,032,485
230,000  AT&T Wireless Services, Inc.*                                                                      1,345,500
 52,020  SBC Communications, Inc.                                                                           1,586,610
  2,500  Verizon Communications, Inc.                                                                         100,375

Tobacco 2.06%                                                                                               3,179,904
 72,800  Philip Morris Cos., Inc.                                                                           3,179,904

Utilities 1.04%                                                                                             1,617,200
 52,000  Duke Energy Corp.                                                                                  1,617,200

PREFERRED STOCKS 5.99%                                                                                      9,260,864
(Cost $12,484,590)

Media 3.74%                                                                                                 5,780,864
 90,326  CSC Holdings, Inc., 11.125%, Ser M                                                                 5,780,864

Oil & Gas 2.25%                                                                                             3,480,000
30,000   Lasmo America Ltd., 8.15% (R)                                                                      3,480,000

                                                                    INTEREST  CREDIT       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                  RATE      RATING**    (000s OMITTED)        VALUE
CORPORATE BONDS 20.53%                                                                                    $31,762,544
(Cost $31,237,435)

Banks -- United States 1.32%                                                                                2,039,074
Bank of New York (The),
  Sr Note 07- 01-07                                                    5.20%     A+            $2,000       2,039,074

Energy 1.42%                                                                                                2,194,740
CalEnergy Co., Inc.,
  Sr Bond 09-15-28                                                     8.48      BBB-           2,000       2,194,740

Finance 2.62%                                                                                               4,054,614
Countrywide Home Loans, Inc.,
  Gtd Note Ser J 08- 01-06                                             5.50      A                 22          22,486
General Electric Capital Corp.,
  Global Note Ser A 02-15-12                                           5.88      AAA               50          49,520
Household Finance Corp.,
  Note 01-24-06                                                        6.50      A              2,015       2,060,108
Standard Credit Card Master Trust,
  Pass Thru Ctf Ser 1995-1 (Class A) 01- 07-07                         8.25      AAA              750         825,000
Standard Credit Card Master Trust I,
  Sr Pass Thru Ctf Ser 1994-2A 04- 07-06                               7.25      AAA            1,000       1,097,500

Insurance 0.01%                                                                                                13,322
Principal Life Global, Inc.,
  Note 02-15-12 (R)                                                    6.25      AA                13          13,322

Media 1.46%                                                                                                 2,253,540
Rogers Cablesystems Ltd.,
  Sr Sec 2nd Priority Note (Canada) 08- 01-02                          9.63      BBB-           1,200       1,188,000
Viacom, Inc.,
  Sr Deb 07-30-30                                                      7.88      A-             1,000       1,065,540

Oil & Gas 0.67%                                                                                             1,034,758
Kinder Morgan Energy Partners, L.P.,
  Sr Bond 03-15-32                                                     7.75      A-                14          14,758
XTO Energy, Inc.,
  Sr Note 04-15-12                                                     7.50      BB             1,000       1,020,000

Paper & Paper Products 0.00%                                                                                    7,405
Norske Skogindustrier A.S.A.,
  Note (Norway) 10-15-11 (R)                                           7.63      BBB                7           7,405

Telecommunications 0.54%                                                                                      841,768
Cingular Wireless,
  Note 12-15-11 (R)                                                    6.50      A+               913         841,768

Textiles 0.01%                                                                                                 14,645
Mohawk Industries, Inc.,
  Note Ser C 04-15-07                                                  6.50      BBB               14          14,645

Utilities 12.48%                                                                                           19,308,678
Beaver Valley Funding Corp.,
  Sec Lease Obligation Bond 06- 01-17                                  9.00      BBB-           1,000       1,062,030
EIP Funding-Public Service of New Mexico,
  Sec Fac Bond 10- 01-12                                              10.25      BBB-           1,682       1,715,640
Hydro-Quebec,
  Gtd Deb Ser IF (Canada) 02- 01-13                                    8.00      A+             3,000       3,557,010
  Gtd Bond Ser HY (Canada) 01-15-22                                    8.40      A+             1,500       1,848,945
Kansas City Power & Light Co.,
  Sr Note 11-15-11                                                     6.50      BBB            2,000       2,008,980
Long Island Lighting Co.,
  Deb 03-15-23                                                         8.20      A-             2,500       2,610,650
Midland Funding Corp. II,
  Deb Ser A 07-23-05                                                  11.75      BB+            3,750       3,799,886
New Valley Generation II,
  Pass Thru Ctf 05- 01-20                                              5.57      AAA              935         909,677
Tucson Electric Power Co.,
  1st Collateral Trust Bond Ser B 08- 01-08                            7.50      BBB-           1,814       1,795,860

U.S. GOVERNMENT AND AGENCIES SECURITIES 6.14%                                                               9,492,482
(Cost $8,929,746)

Government -- United States 0.75%                                                                           1,157,135
United States Treasury,
  Bond 02-15-31                                                        5.38      AAA              664         650,195
  Note 08-15-11                                                        5.00      AAA              500         506,940

Government -- United States Agencies 5.39%                                                                  8,335,347
Federal National Mortgage Assn.,
  15 Yr Pass Thru Ctf 08- 01-08                                        7.50      AAA              363         386,306
  15 Yr Pass Thru Ctf 07- 01-11                                        7.00      AAA              552         582,628
  15 Yr Pass Thru Ctf 08- 01-16                                        6.50      AAA              250         259,295
  30 Yr Pass Thru Ctf 01- 01-31                                        8.00      AAA              150         159,416
  30 Yr Pass Thru Ctf 04- 01-31                                        7.50      AAA              200         210,062
  30 Yr Pass Thru Ctf 06- 01-31                                        7.00      AAA              290         300,670
  30 Yr Pass Thur Ctf 05- 01-32                                        6.50      AAA              354         361,438
  30 Yr Pass Thru Ctf 06- 01-32                                        6.00      AAA              110         109,879
  30 Yr Pass Thru Ctf 06- 01-32                                        7.00      AAA              156         161,724
Financing Corp.,
  Bond 11- 02-18                                                       9.65      AAA            1,790       2,469,430
Government National Mortgage Assn.,
  30 Yr Pass Thru Ctf 04-15-21                                         9.00      AAA               26          28,454
  30 Yr Pass Thru Ctf 04-15-29                                         6.50      AAA            3,226       3,306,045


ISSUER, DESCRIPTION,                                                         INTEREST       PAR VALUE
MATURITY DATE                                                                    RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 8.73%                                                                              $13,501,685
(Cost $13,501,685)

Joint Repurchase Agreement 6.97%
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 06-28-02
due 07-01-02 (Secured by U.S. Treasury Inflation
Indexed Bonds 3.875% due 04-15-29 and 3.375%
due 04-15-32, and U.S. Treasury Inflation Indexed Notes
3.625% thru 3.875% due 07-15-02 thru 01-15-09)                                  1.92%          10,776      10,776,000

                                                                                            NUMBER OF
                                                                                               SHARES
Cash Equivalents 1.76%
AIM Cash Investment Trust***                                                                2,725,685       2,725,685

TOTAL INVESTMENTS 100.81%                                                                                $155,933,530

OTHER ASSETS AND LIABILITIES, NET (0.81%)                                                                 ($1,248,066)

TOTAL NET ASSETS 100.00%                                                                                 $154,685,464

  * Non-income producing security.

 ** Credit ratings are unaudited and rated by Moody's Investors Service or John Hancock Advisers, LLC, where Standard & Poor's ratings are not available.

*** Represents investment of security lending collateral.

(R) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $862,495, or 0.56% of net assets, as of June 30, 2002.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

June 30, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $157,902,950)                         $155,933,530
Cash                                                                      761
Receivable for investments sold                                       682,283
Receivable for shares sold                                                 16
Dividends and interest receivable                                   1,235,380
Other assets                                                           43,386

Total assets                                                      157,895,356

LIABILITIES
Payable for shares repurchased                                        188,137
Payable for securities on loan                                      2,725,685
Payable to affiliates                                                 206,602
Other payables and accrued expenses                                    89,468

Total liabilities                                                   3,209,892

NET ASSETS
Capital paid-in                                                   164,518,883
Accumulated net realized loss on investments                       (7,731,246)
Net unrealized depreciation of investments                         (1,969,420)
Distributions in excess of net investment income                     (132,753)

Net assets                                                       $154,685,464

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($109,655,942 [DIV] 10,593,080 shares)                         $10.35
Class B ($34,058,968 [DIV] 3,289,529 shares)                           $10.35
Class C ($2,339,281 [DIV] 225,937 shares)                              $10.35
Class I ($8,631,273 [DIV] 833,567 shares)                              $10.35

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($10.35 [DIV] 95%)                                           $10.89
Class C ($10.35 [DIV] 99%)                                             $10.45

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
June 30, 2002
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also shows
net gains (losses)
for the period
stated.

INVESTMENT INCOME
Interest (including securities lending income of $9,373)           $1,530,773
Dividends (net of foreign withholding taxes of $5,217)              1,462,171

Total investment income                                             2,992,944

EXPENSES
Investment management fee                                             505,143
Class A distribution and service fee                                  185,440
Class B distribution and service fee                                  205,598
Class C distribution and service fee                                   12,484
Class A, B and C transfer agent fee                                   246,374
Registration and filing fee                                            38,585
Custodian fee                                                          24,357
Accounting and legal services fee                                      17,823
Auditing fee                                                           17,761
Printing                                                                9,701
Miscellaneous                                                           5,875
Trustees' fee                                                           4,010
Legal fee                                                               1,649

Total expenses                                                      1,274,800

Net investment income                                               1,718,144

REALIZED AND UNREALIZED LOSS

Net realized loss on investments                                   (2,518,503)
Change in net unrealized appreciation
  (depreciation) of investments                                   (21,574,217)

Net realized and unrealized loss                                  (24,092,720)

Decrease in net assets from operations                           ($22,374,576)

1 Semiannual period from 1-1-02 through 6-30-02.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows
how the value of
the Fund's net
assets has
changed since
the end of the
previous period.
The difference
reflects earnings
less expenses,
any investment
gains and losses,
distributions
paid to share
holders, if any,
and any increase
or decrease in
money share-
holders invested
in the Fund.

                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  12-31-01          6-30-02 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                           $4,509,174       $1,718,144

Net realized loss                               (4,988,031)      (2,518,503)
Change in net unrealized
  appreciation (depreciation)                  (11,228,682)     (21,574,217)

Decrease in net assets resulting
  from operations                              (11,707,539)     (22,374,576)

Distributions to shareholders
From net investment income
Class A                                         (3,665,443)      (1,422,708)
Class B                                         (1,073,270)        (315,620)
Class C                                            (42,365)         (20,420)
Class I 2                                               --          (71,211)
                                                (4,781,078)      (1,829,959)

From fund share transactions                   (25,015,532)      (5,524,756)

NET ASSETS
Beginning of period                            225,918,904      184,414,755

End of period 3                               $184,414,755     $154,685,464

1 Semiannual period from 1-1-02 through 6-30-02. Unaudited.

2 Class I shares began operations on 3-1-02.

3 Includes distributions in excess of net investment income of $20,938 and $132,753, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          12-31-97    12-31-98    12-31-99    12-31-00    12-31-01 1   6-30-01 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.27      $13.33      $14.06      $14.05      $13.03      $12.02
Net investment income 3                                   0.37        0.36        0.35        0.33        0.30        0.12
Net realized and unrealized
  gain (loss) on investments                              2.14        1.47        0.18       (0.59)      (0.99)      (1.66)
Total from
  investment operations                                   2.51        1.83        0.53       (0.26)      (0.69)      (1.54)
Less distributions
From net investment income                               (0.37)      (0.36)      (0.36)      (0.33)      (0.32)      (0.13)
In excess of net
  investment income                                         --          --          -- 4        --          --          --
From net realized gain                                   (1.08)      (0.74)      (0.18)      (0.43)         --          --
                                                         (1.45)      (1.10)      (0.54)      (0.76)      (0.32)      (0.13)
Net asset value,
  end of period                                         $13.33      $14.06      $14.05      $13.03      $12.02      $10.35
Total return 5 (%)                                       20.79       14.01        3.89       (1.83)      (5.23)     (12.85)6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $84         $97        $131        $148        $136        $110
Ratio of expenses
  to average net assets (%)                               1.22        1.21        1.22        1.31        1.37        1.34 7
Ratio of net investment income
  to average net assets (%)                               2.77        2.61        2.47        2.52        2.45        2.22 7
Portfolio turnover (%)                                     115          83          94          99          98          20 8

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          12-31-97    12-31-98    12-31-99    12-31-00    12-31-01 1   6-30-01 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.27      $13.33      $14.06      $14.05      $13.03      $12.01
Net investment income 3                                   0.28        0.27        0.26        0.24        0.22        0.08
Net realized and unrealized
  gain (loss) on investments                              2.14        1.46        0.17       (0.59)      (1.00)      (1.65)
Total from
  investment operations                                   2.42        1.73        0.43       (0.35)      (0.78)      (1.57)
Less distributions
From net investment income                               (0.28)      (0.26)      (0.26)      (0.24)      (0.24)      (0.09)
In excess of net
  investment income                                         --          --          -- 4        --          --          --
From net realized gain                                   (1.08)      (0.74)      (0.18)      (0.43)         --          --
                                                         (1.36)      (1.00)      (0.44)      (0.67)      (0.24)      (0.09)
Net asset value,
  end of period                                         $13.33      $14.06      $14.05      $13.03      $12.01      $10.35
Total return 5 (%)                                       19.96       13.23        3.16       (2.51)      (5.99)     (13.10)6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $101        $116        $112         $77         $46         $34
Ratio of expenses
  to average net assets (%)                               1.91        1.88        1.92        2.01        2.07        2.04 7
Ratio of net investment income
  to average net assets (%)                               2.08        1.93        1.76        1.78        1.75        1.50 7
Portfolio turnover (%)                                     115          83          94          99          98          20 8

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          12-31-99 9  12-31-00    12-31-01 1   6-30-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $14.60      $14.05      $13.03      $12.01
Net investment income 3                                   0.19        0.24        0.21        0.08
Net realized and unrealized
  loss on investments                                    (0.37)      (0.59)      (0.99)      (1.65)
Total from
  investment operations                                  (0.18)      (0.35)      (0.78)      (1.57)
Less distributions
From net investment income                               (0.19)      (0.24)      (0.24)      (0.09)
In excess of net
  investment income                                         -- 4        --          --          --
From net realized gain                                   (0.18)      (0.43)         --          --
                                                         (0.37)      (0.67)      (0.24)      (0.09)
Net asset value,
  end of period                                         $14.05      $13.03      $12.01      $10.35
Total return 5 (%)                                       (1.15)6     (2.51)      (5.99)     (13.10)6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 10       $1          $2          $2
Ratio of expenses
  to average net assets (%)                               1.84 7      2.01        2.07        2.04 7
Ratio of net investment income
  to average net assets (%)                               1.88 7      1.93        1.76        1.54 7
Portfolio turnover (%)                                      94          99          98          20 8

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                           6-30-02 1,2,9
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.93
Net investment income 3                                   0.14
Net realized and unrealized
  loss on investments                                    (1.57)
Total from
  investment operations                                  (1.43)
Less distributions
From net investment income                               (0.15)
Net asset value,
  end of period                                         $10.35
Total return 5 (%)                                      (12.06)6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $9
Ratio of expenses
  to average net assets (%)                               0.96 7
Ratio of net investment income
  to average net assets (%)                               4.15 7
Portfolio turnover (%)                                      20 8

 1 As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 2.50%, 1.80% and 1.80% for Class A, Class B and Class C shares, respectively. The effect of this change on per share amounts for the period ended June 30, 2002 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 2.33%, 1.61%, 1.65% and 4.26% for Class A, Class B, Class C and Class I shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 2 Semiannual period from 1-1-02 through 6-30-02. Unaudited.
 3 Based on the average of the shares outstanding.
 4 Less than $0.01 per share.
 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.
 6 Not annualized.
 7 Annualized.
 8 Excludes merger activity.
 9 Class C and Class I shares began operations on 5-3-99 and 3-1-02, respectively.
10 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Balanced Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end investment management company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to provide current income, long-term growth of capital and income, and preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The Trustees authorized the issuance of Class I shares effective March 1, 2002. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2002, the Fund loaned securities having a market value of $4,137,395 collateralized by securities in the amount of $1,543,206, and by cash in the amount of $2,725,685. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $5,209,333 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires December 31, 2009.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. During the period ended June 30, 2002, the tax character of distributions paid was as follows: ordinary income $1,829,959. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.60% of the Fund's average daily net asset value.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended June 30, 2002, JH Funds received net up-front sales charges of $68,870 with regard to sales of Class A shares. Of this amount, $7,237 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $44,011 was paid as sales commissions to unrelated broker-dealers and $17,622 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended June 30, 2002, JH Funds received net up-front sales charges of $5,459 with regard to sales of Class C shares. Of this amount, $4,880 was paid as sales commissions to unrelated broker-dealers and $579 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2002, CDSCs received by JH Funds amounted to $46,315 for Class B shares and $216 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares the Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net assets. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net assets attributable to Class I shares, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compen sation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                   YEAR ENDED 12-31-01            PERIOD ENDED 6-30-02 1
                                SHARES          AMOUNT          SHARES          AMOUNT
CLASS A SHARES
Sold                         5,688,878     $71,521,602       1,056,024     $12,309,088
Distributions reinvested       290,907       3,483,996         121,330       1,343,709
Repurchased                 (6,034,634)    (76,025,588)     (1,879,334)    (22,136,231)
Net decrease                   (54,849)    ($1,019,990)       (701,980)    ($8,483,434)

CLASS B SHARES
Sold                           740,566      $9,151,824         353,495      $4,116,553
Distributions reinvested        81,372         976,274          26,105         288,579
Repurchased                 (2,855,240)    (35,296,289)       (935,283)    (10,864,546)
Net decrease                (2,033,302)   ($25,168,191)       (555,683)    ($6,459,414)

CLASS C SHARES
Sold                           150,792      $1,865,776          48,317        $567,911
Distributions reinvested         3,214          38,343           1,605          17,693
Repurchased                    (59,271)       (731,470)        (31,918)       (372,128)
Net increase                    94,735      $1,172,649          18,004        $213,476

CLASS I SHARES 2
Sold                                --              --           5,644        $793,625
Issued in reorganization            --              --         866,555       9,562,352
Distributions reinvested            --              --           6,853          71,206
Repurchased                         --              --         (45,485)     (1,222,567)
Net increase                        --              --         833,567      $9,204,616

NET DECREASE                (1,993,416)   ($25,015,532)       (406,092)    ($5,524,756)

1 Semiannual period from 1-1-02 through 6-30-02. Unaudited.
2 Class I shares began operations on 3-1-02.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2002, aggregated $32,625,913 and $133,031,654, respectively. Purchases and proceeds from sales of obligations of the U.S. government, during the period ended June 30, 2002, aggregated $874,272 and $2,337,797, respectively.

The cost of investments owned on June 30, 2002, including short-term investments, for federal income tax purposes was $158,153,618. Gross unrealized appreciation and depreciation of investments aggregated $17,525,052 and $19,745,140, respectively, resulting in net unrealized depreciation of $2,220,088. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Change in accounting principle

Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $277,588 reduction in the cost of investments and a corresponding increase in net unrealized appreciation of investments, based on securities held as of December 31, 2000.

The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $106,333, decrease unrealized appreciation of investments by $30,330 and decrease net realized loss on investments by $136,663.

The effect of this change for the period ended June 30, 2002 was to decrease net investment income by $96,103, decrease unrealized depreciation on investments by $89,907 and decrease net realized loss on investments by $6,196.

The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

NOTE F
Reorganization

On May 29, 2002, the shareholders of the John Hancock Independence Balanced Fund ("Independence Balanced Fund") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Independence Balanced Fund in exchange solely for Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 866,555 Class I shares of the Fund for the net assets of the Independence Balanced Fund, which amounted to $9,562,352 for Class I shares, including $1,052,507 of unrealized appreciation, after the close of business on June 7, 2002.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of receiving annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery



OUR WEB SITE

Available just a few clicks away--
www.jhfunds.com

Instant access to
----------------------------------
Portfolio/Account Information
----------------------------------
Proxy Voting
----------------------------------
Daily Mutual Fund Prices
----------------------------------
Mutual Fund Overviews
----------------------------------
Prospectuses
----------------------------------
4 & 5 Star Funds
----------------------------------
IRA Information/Calculators
----------------------------------
Annual & Semiannual Reports
----------------------------------
Investment Professionals
----------------------------------
Mutual Fund FAQs



FOR YOUR
INFORMATION

TRUSTEES
James F. Carlin*
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Balanced Fund.

360SA  6/02
       8/02